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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 6/30


Date of reporting period: 9/30/09


Item 1. Schedule of Investments.
------------------------------------------------------------------------------

INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Aerospace and Defense - 0.9%
             4,200  Lockheed Martin Corp.                                                                                $   327,936
            20,000  Raytheon Co.                                                                                             959,400
            72,600  Rockwell Collins, Inc.                                                                                 3,688,080
            50,500  TransDigm Group, Inc.*                                                                                 2,515,405
                                                                                                                           7,490,821
Aerospace and Defense - Equipment - 1.3%
           164,000  B.F. Goodrich Co.                                                                                      8,911,760
            31,700  BE Aerospace, Inc.*                                                                                      638,438
            19,400  United Technologies Corp.                                                                              1,182,042
                                                                                                                          10,732,240
Agricultural Chemicals - 0.4%
            35,100  Intrepid Potash, Inc.*                                                                                   828,009
            27,500  Monsanto Co.                                                                                           2,128,500
             6,100  Mosaic Co.                                                                                               293,227
             9,700  Terra Industries, Inc.                                                                                   336,299
                                                                                                                           3,586,035
Agricultural Operations - 0.7%
           191,000  Archer-Daniels-Midland Co.                                                                             5,581,020
Airlines - 0.2%
            14,700  AMR Corp.*                                                                                               116,865
             9,000  Continental Airlines, Inc. - Class B*                                                                    147,960
            13,300  Copa Holdings S.A.                                                                                       591,717
            79,000  Delta Air Lines, Inc.*                                                                                   707,840
                                                                                                                           1,564,382
Applications Software - 4.7%
            21,500  Citrix Systems, Inc.*                                                                                    843,445
           169,800  Intuit, Inc.*                                                                                          4,839,300
         1,282,800  Microsoft Corp.                                                                                       33,211,692
            14,500  Nuance Communications, Inc.*                                                                             216,920
            21,400  Red Hat, Inc.*                                                                                           591,496
            12,300  Salesforce.com, Inc.*                                                                                    700,239
                                                                                                                          40,403,092
Athletic Footwear - 0.1%
            14,700  NIKE, Inc. - Class B                                                                                     951,090
Automotive - Medium and Heavy Duty Trucks - 0%
             6,500  PACCAR, Inc.                                                                                             245,115
Automotive - Truck Parts and Equipment - Original - 0.1%
            16,300  BorgWarner, Inc*                                                                                         493,238
Batteries and Battery Systems - 0%
             1,800  Energizer Holdings, Inc.*                                                                                119,412
Beverages - Non-Alcoholic - 5.8%
           411,200  Coca-Cola Co.                                                                                         22,081,440
           370,500  Coca-Cola Enterprises, Inc.                                                                            7,932,405
            43,000  Hansen Natural Corp.*                                                                                  1,579,820
            63,800  Pepsi Bottling Group, Inc.                                                                             2,324,872
           269,800  PepsiCo, Inc.                                                                                         15,826,468
                                                                                                                          49,745,005
Broadcast Services and Programming - 0.2%
            68,700  Discovery Communications, Inc.*                                                                        1,788,261
Building - Residential and Commercial - 0%
            19,700  Pulte Homes, Inc.*                                                                                       216,503
Building Products - Air and Heating - 0.1%
            23,000  Lennox International, Inc.                                                                               830,760
Building Products - Cement and Aggregate - 0.2%
            58,100  Eagle Materials, Inc.                                                                                  1,660,498
Cable Television - 0.7%
           139,500  Comcast Corp. - Class A                                                                                2,356,155
           125,400  DIRECTV Group, Inc.*                                                                                   3,458,532
                                                                                                                           5,814,687
Casino Hotels - 0.2%
            38,200  Las Vegas Sands Corp.*                                                                                   643,288
            68,900  MGM Mirage*                                                                                              829,556
                                                                                                                           1,472,844
Casino Services - 0.8%
           302,800  International Game Technology                                                                          6,504,144
Cellular Telecommunications - 0%
             1,800  MetroPCS Communications, Inc.*                                                                            16,848
Chemicals - Specialty - 0.3%
             1,200  Albemarle Corp.                                                                                           41,520
            45,700  Ecolab, Inc.                                                                                           2,112,711
             4,800  International Flavors & Fragrances, Inc.                                                                 182,064
             3,000  Lubrizol Corp.                                                                                           214,380
                                                                                                                           2,550,675
Coal - 0.3%
            36,400  Alpha Natural Resources, Inc.*                                                                         1,277,640
             6,800  Consol Energy, Inc.                                                                                      306,748
             1,200  Massey Energy Co.                                                                                         33,468
             9,200  Walter Industries, Inc.                                                                                  552,552
                                                                                                                           2,170,408
Coatings and Paint Products - 0.3%
            47,800  Sherwin-Williams Co.                                                                                   2,875,648
Coffee - 0.2%
            19,200  Green Mountain Coffee Roasters, Inc.*                                                                  1,417,728
Commercial Banks - 0%
             8,600  Commerce Bancshares, Inc.                                                                                320,264
Commercial Services - 0.7%
           222,400  Iron Mountain, Inc.*                                                                                   5,929,184
Commercial Services - Finance - 2.7%
           346,600  Automatic Data Processing, Inc.                                                                       13,621,380
            10,100  H&R Block, Inc.                                                                                          185,638
            11,800  Lender Processing Services, Inc.                                                                         450,406
            14,400  MasterCard, Inc. - Class A                                                                             2,910,960
            25,500  Moody's Corp.                                                                                            521,730
            53,700  Paychex, Inc.                                                                                          1,559,985
           117,600  Total System Services, Inc.                                                                            1,894,536
            33,300  Visa, Inc. - Class A                                                                                   2,301,363
             1,600  Western Union Co.                                                                                         30,272
                                                                                                                          23,476,270
Computer Services - 0.3%
            14,000  Affiliated Computer Services, Inc. - Class A*                                                            758,380
            42,900  Cognizant Technology Solutions Corp.*                                                                  1,658,514
                                                                                                                           2,416,894
Computer Software - 0.3%
            85,300  Metavante Technologies, Inc.*                                                                          2,941,144
Computers - 8.2%
            79,400  Apple, Inc.*                                                                                          14,718,378
           387,100  Hewlett-Packard Co.                                                                                   18,274,991
           314,900  International Business Machines Corp.                                                                 37,665,189
                                                                                                                          70,658,558
Computers - Integrated Systems - 0.2%
            27,700  Micros Systems, Inc.*                                                                                    836,263
            27,800  Terdata Corp.*                                                                                           765,056
                                                                                                                           1,601,319
Computers - Memory Devices - 0.7%
            99,900  EMC Corp.*                                                                                             1,702,296
            47,000  NetApp, Inc.*                                                                                          1,253,960
            41,100  SanDisk Corp.*                                                                                           891,870
            22,700  Seagate Technology*                                                                                      345,267
            37,900  Western Digital Corp.*                                                                                 1,384,487
                                                                                                                           5,577,880
Consulting Services - 0.4%
           170,800  SAIC, Inc.*                                                                                            2,995,832
Consumer Products - Miscellaneous - 1.5%
            81,200  Clorox Co.                                                                                             4,776,184
           111,000  Kimberly-Clark Corp.                                                                                   6,546,780
            25,200  Scotts Miracle-Gro Co. - Class A                                                                       1,082,340
                                                                                                                          12,405,304
Containers - Metal and Glass - 0.9%
            77,900  Ball Corp.                                                                                             3,832,680
           147,200  Crown Holdings, Inc.*                                                                                  4,003,840
             6,300  Owens-Illinois, Inc.*                                                                                    232,470
                                                                                                                           8,068,990
Cosmetics and Toiletries - 2.6%
             6,900  Alberto-Culver Co.                                                                                       190,992
           113,100  Colgate-Palmolive Co.                                                                                  8,627,268
           235,234  Procter & Gamble Co.                                                                                  13,624,753
                                                                                                                          22,443,013
Data Processing and Management - 0.5%
           111,800  Broadridge Financial Solutions, Inc.                                                                   2,247,180
             3,900  Dun & Bradstreet Corp.                                                                                   293,748
            32,400  Fidelity National Information Services, Inc.                                                             826,524
            20,400  Fiserv, Inc.*                                                                                            983,280
                                                                                                                           4,350,732
Diagnostic Kits - 0.2%
            51,800  Inverness Medical Innovations, Inc.*                                                                   2,006,214
Dialysis Centers - 0.1%
            13,000  DaVita, Inc.*                                                                                            736,320
Disposable Medical Products - 0.3%
            32,100  C.R. Bard, Inc.                                                                                        2,523,381
Distribution/Wholesale - 0.4%
            40,600  W.W. Grainger, Inc.                                                                                    3,628,016
Diversified Operations - 0.6%
            36,000  3M Co.                                                                                                 2,656,800
            24,400  Brink's Co.                                                                                              656,604
               200  Danaher Corp.                                                                                             13,464
             3,900  Dover Corp.                                                                                              151,164
             6,300  Harsco Corp.                                                                                             223,083
            34,700  Honeywell International, Inc.                                                                          1,289,105
                                                                                                                           4,990,220
E-Commerce/Products - 0.2%
            21,500  Amazon.com, Inc.*                                                                                      2,007,240
E-Commerce/Services - 0.6%
             8,100  eBay, Inc.*                                                                                              191,241
            48,800  Expedia, Inc.*                                                                                         1,168,760
            71,300  IAC/InterActiveCorp*                                                                                   1,439,547
            16,400  Priceline.com, Inc.*                                                                                   2,719,448
                                                                                                                           5,518,996
Electric - Generation - 0%
            16,100  AES Corp.*                                                                                               238,602
Electric - Integrated - 1.0%
            35,600  Constellation Energy Group, Inc.                                                                       1,152,372
            18,400  DPL, Inc.                                                                                                480,240
            89,500  FPL Group, Inc.                                                                                        4,943,085
           175,400  Sierra Pacific Resources                                                                               2,032,886
                                                                                                                           8,608,583
Electric - Transmission - 0.2%
            40,200  ITC Holdings Corp.                                                                                     1,827,090
Electric Products - Miscellaneous - 0%
             9,800  Emerson Electric Co.                                                                                     392,784
Electronic Components - Miscellaneous - 0%
             3,600  Garmin, Ltd.                                                                                             135,864
             2,600  Gentex Corp.                                                                                              36,790
                                                                                                                             172,654
Electronic Components - Semiconductors - 2.7%
            51,300  Advanced Micro Devices, Inc.*                                                                            290,358
            33,300  Altera Corp.                                                                                             682,983
            52,500  Broadcom Corp. - Class A*                                                                              1,611,225
            42,300  Cree, Inc.*                                                                                            1,554,525
           389,800  Intel Corp.                                                                                            7,628,386
            15,300  International Rectifier Corp.*                                                                           298,197
            47,200  MEMC Electronic Materials, Inc.*                                                                         784,936
           120,600  Micron Technology, Inc.*                                                                                 988,920
           393,700  Nvidia Corp.*                                                                                          5,917,311
            15,900  Rambus, Inc.*                                                                                            276,660
            53,100  Rovi Corp.*                                                                                            1,784,160
            12,500  Texas Instruments, Inc.                                                                                  296,125
            31,500  Xilinx, Inc.                                                                                             737,730
                                                                                                                          22,851,516
Electronic Design Automation - 0.4%
            46,100  Cadence Design Systems, Inc.*                                                                            338,374
           131,600  Synopsys, Inc.*                                                                                        2,950,472
                                                                                                                           3,288,846
Electronic Parts Distributors - 0.1%
             7,500  Arrow Electronics, Inc.*                                                                                 211,125
            15,700  Avnet, Inc.*                                                                                             407,729
                                                                                                                             618,854
Energy - Alternate Sources - 0.1%
             4,600  First Solar, Inc.*                                                                                       703,156
Engineering - Research and Development Services - 0.5%
            66,300  Aecom Techonology Corp.*                                                                               1,799,382
             1,000  Fluor Corp.                                                                                               50,850
             2,100  Jacobs Engineering Group, Inc.*                                                                           96,495
            10,500  McDermott International, Inc. (U.S. Shares)*                                                             265,335
            38,600  Shaw Group, Inc.*                                                                                      1,238,674
            12,400  URS Corp.*                                                                                               541,260
                                                                                                                           3,991,996
Enterprise Software/Services - 3.4%
           259,400  BMC Software, Inc.*                                                                                    9,735,282
             8,500  CA, Inc.                                                                                                 186,915
           770,744  Oracle Corp.                                                                                          16,062,305
            91,200  Sybase, Inc.*                                                                                          3,547,680
                                                                                                                          29,532,182
Fiduciary Banks - 0.7%
            84,400  Bank of New York Mellon Corp.                                                                          2,446,756
             3,100  Northern Trust Corp.                                                                                     180,296
            68,200  State Street Corp.                                                                                     3,587,320
                                                                                                                           6,214,372
Finance - Auto Loans - 0%
            14,600  AmeriCredit Corp.*                                                                                       230,534
Finance - Consumer Loans - 0.1%
            56,900  SLM Corp.*                                                                                               496,168
Finance - Investment Bankers/Brokers - 0.8%
             9,800  Charles Schwab Corp.                                                                                     187,670
            15,000  Goldman Sachs Group, Inc.                                                                              2,765,250
            27,400  Greenhill & Co., Ltd.                                                                                  2,454,492
             7,500  Jefferies Group, Inc.*                                                                                   204,225
            12,900  Lazard, Ltd. - Class A                                                                                   532,899
            23,800  Morgan Stanley                                                                                           734,944
                                                                                                                           6,879,480
Finance - Other Services - 0.9%
             5,700  CME Group, Inc.                                                                                        1,756,683
            20,800  IntercontinentalExchange, Inc.*                                                                        2,021,552
            65,800  Nasdaq Stock Market, Inc.*                                                                             1,385,090
            84,800  NYSE Euronext                                                                                          2,449,872
                                                                                                                           7,613,197
Food - Confectionery - 0.3%
            75,300  Hershey Co.                                                                                            2,926,158
Food - Dairy Products - 0.1%
            71,900  Dean Foods Co.*                                                                                        1,279,101
Food - Meat Products - 0%
            10,200  Hormel Foods Corp.                                                                                       362,304
Food - Miscellaneous/Diversified - 0.1%
            10,700  Kellogg Co.                                                                                              526,761
Food - Retail - 0.3%
            76,800  Whole Foods Market, Inc.*                                                                              2,341,632
Food - Wholesale/Distribution - 0.3%
           104,200  Sysco Corp.                                                                                            2,589,370
Garden Products - 0%
            10,000  Toro Co.                                                                                                 397,700
Gold Mining - 0.5%
            89,100  Newmont Mining Corp.                                                                                   3,922,182
             5,200  Royal Gold, Inc.                                                                                         237,120
                                                                                                                           4,159,302
Hazardous Waste Disposal - 0%
             6,500  Stericycle, Inc.*                                                                                        314,925
Hospital Beds and Equipment - 0%
             5,200  Kinetic Concepts, Inc.*                                                                                  192,296
Hotels and Motels - 0.1%
            33,036  Marriott International, Inc. - Class A                                                                   911,463
Human Resources - 0.1%
            25,200  Monster Worldwide, Inc.*                                                                                 440,496
Independent Power Producer - 0.1%
            41,600  Calpine Corp.*                                                                                           479,232
Industrial Audio and Video Products - 0.2%
            49,900  Dolby Laboratories, Inc.*                                                                              1,905,681
Industrial Automation and Robotics - 0%
             5,200  Rockwell Automation, Inc.                                                                                221,520
Industrial Gases - 0.2%
             5,700  Air Products & Chemicals, Inc.                                                                           442,206
            11,400  Praxair, Inc.                                                                                            931,266
                                                                                                                           1,373,472
Insurance Brokers - 0.2%
            77,900  Brown & Brown, Inc.                                                                                    1,492,564
            16,800  Erie Indemnity Co. - Class A                                                                             629,328
                                                                                                                           2,121,892
Internet Content - Information/News - 0%
             8,300  HLTH Corp.*                                                                                              121,263
Internet Infrastructure Software - 0.2%
            84,300  Akamai Technologies, Inc.*                                                                             1,659,024
             8,000  F5 Networks, Inc.*                                                                                       317,040
                                                                                                                           1,976,064
Internet Security - 0.2%
            24,600  McAfee, Inc.*                                                                                          1,077,234
            23,200  Symantec Corp.*                                                                                          382,104
            14,400  VeriSign, Inc.*                                                                                          341,136
                                                                                                                           1,800,474
Investment Management and Advisory Services - 0.4%
             1,900  Affiliated Managers Group, Inc.*                                                                         123,519
            51,100  Federated Investors, Inc. - Class B                                                                    1,347,507
            75,200  Waddell & Reed Financial, Inc. - Class A                                                               2,139,440
                                                                                                                           3,610,466
Leisure and Recreation Products - 0.2%
            37,900  WMS Industries, Inc.*                                                                                  1,688,824
Life and Health Insurance - 0.3%
            22,200  Lincoln National Corp.                                                                                   575,202
            31,300  Principal Financial Group, Inc.                                                                          857,307
            23,100  Prudential Financial, Inc.                                                                             1,152,921
                                                                                                                           2,585,430
Linen Supply and Related Items - 0.1%
            16,300  Cintas Corp.                                                                                             494,053
Machinery - Farm - 0.3%
            57,800  Deere & Co.                                                                                            2,480,776
Machinery - General Industrial - 0%
             1,800  Roper Industries, Inc.                                                                                    91,764
Machinery - Print Trade - 0%
             8,700  Zebra Technologies Corp.*                                                                                225,591
Medical - Biomedical and Genetic - 1.8%
            87,800  Amgen, Inc.*                                                                                           5,288,194
            62,400  Biogen Idec, Inc.*                                                                                     3,152,448
             2,400  Celgene Corp.*                                                                                           134,160
            27,400  Dendreon Corp.*                                                                                          766,926
            20,600  Genzyme Corp.*                                                                                         1,168,638
            76,600  Gilead Sciences, Inc.*                                                                                 3,568,028
             4,500  Illumina, Inc.*                                                                                          191,250
             9,700  Life Technologies Corp.*                                                                                 451,535
             6,800  Myriad Genetics, Inc.*                                                                                   186,320
            10,500  Vertex Pharmaceuticals, Inc.*                                                                            397,950
                                                                                                                          15,305,449
Medical - Drugs - 8.6%
           388,400  Abbott Laboratories                                                                                   19,214,149
            61,700  Allergan, Inc.                                                                                         3,502,092
           803,500  Bristol-Myers Squibb Co.                                                                              18,094,820
            15,500  Cephalon, Inc.*                                                                                          902,720
           179,000  Merck & Co., Inc.                                                                                      5,661,770
           424,000  Schering-Plough Corp.                                                                                 11,978,000
            95,000  Sepracor, Inc.*                                                                                        2,175,500
           245,800  Wyeth                                                                                                 11,940,964
                                                                                                                          73,470,015
Medical - Generic Drugs - 0.6%
           302,400  Mylan, Inc.*                                                                                           4,841,424
Medical - HMO - 0.4%
               700  Aetna, Inc.                                                                                               19,481
             8,600  Coventry Health Care, Inc.*                                                                              171,656
            23,500  Humana, Inc.*                                                                                            876,550
            52,300  WellPoint, Inc.*                                                                                       2,476,928
                                                                                                                           3,544,615
Medical - Hospitals - 0%
             8,400  Community Health Systems, Inc.*                                                                          268,212
Medical - Wholesale Drug Distributors - 0.3%
           128,500  AmerisourceBergen Corp.                                                                                2,875,830
Medical Information Systems - 0.4%
            38,700  Allscripts Healthcare Solutions, Inc.*                                                                   784,449
            30,200  Cerner Corp.*                                                                                          2,258,960
                                                                                                                           3,043,409
Medical Instruments - 0.1%
            16,700  Edwards Lifesciences Corp.*                                                                            1,167,497
Medical Labs and Testing Services - 0.4%
            10,700  Laboratory Corp. of America Holdings*                                                                    702,990
            49,400  Quest Diagnostics, Inc.                                                                                2,578,186
                                                                                                                           3,281,176
Medical Products - 2.8%
           108,400  Baxter International, Inc.                                                                             6,179,884
            28,500  Becton, Dickinson and Co.                                                                              1,987,875
           263,600  Johnson & Johnson                                                                                     16,050,604
                                                                                                                          24,218,363
Metal - Copper - 0.5%
            15,500  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                        1,063,455
            93,600  Southern Copper Corp.                                                                                  2,872,584
                                                                                                                           3,936,039
Metal Processors and Fabricators - 0.1%
             4,300  Precision Castparts Corp.                                                                                438,041
Multi-Line Insurance - 0.2%
            11,600  American International Group, Inc.*                                                                      511,676
            87,100  Genworth Financial, Inc. - Class A*                                                                    1,040,845
                                                                                                                           1,552,521
Multimedia - 0.2%
            13,900  FactSet Research Systems, Inc.                                                                           920,736
            46,100  McGraw-Hill Cos., Inc.                                                                                 1,158,954
                                                                                                                           2,079,690
Networking Products - 2.9%
         1,036,700  Cisco Systems, Inc.*                                                                                  24,403,918
             8,100  Juniper Networks, Inc.*                                                                                  218,862
                                                                                                                          24,622,780
Oil - Field Services - 0.5%
             5,700  Oceaneering International, Inc.*                                                                         323,475
            68,200  Schlumberger, Ltd. (U.S. Shares)                                                                       4,064,720
                                                                                                                           4,388,195
Oil Companies - Exploration and Production - 1.2%
           131,500  EQT Corp.                                                                                              5,601,900
            10,300  PetroHawk Energy Corp.*                                                                                  249,363
             7,000  Plains Exploration & Production Co.*                                                                     193,620
            21,300  Quicksilver Resources, Inc.*                                                                             302,247
            30,500  Range Resources Corp.                                                                                  1,505,480
            58,900  Southwestern Energy Co.*                                                                               2,513,852
                                                                                                                          10,366,462
Oil Companies - Integrated - 2.3%
           282,700  Exxon Mobil Corp.                                                                                     19,396,047
Oil Refining and Marketing - 0.2%
            92,200  Frontier Oil Corp.                                                                                     1,283,424
            35,400  Tesoro Corp.                                                                                             530,292
                                                                                                                           1,813,716
Pharmacy Services - 0.4%
            68,566  Medco Health Solutions, Inc.*                                                                          3,792,385
Power Converters and Power Supply Equipment - 0%
               400  Hubbell, Inc. - Class A                                                                                   16,800
             9,100  SunPower Corp. - Class A*                                                                                271,999
                                                                                                                             288,799
Property and Casualty Insurance - 0.2%
            15,100  Fidelity National Financial, Inc. - Class A                                                              227,708
            61,400  W. R. Berkley Corp.                                                                                    1,552,192
                                                                                                                           1,779,900
Protection - Safety - 0.1%
            20,500  Brinks Home Security Holding*                                                                            631,195
Quarrying - 0%
             3,300  Compass Minerals International, Inc.                                                                     203,346
Real Estate Management/Services - 0.1%
            69,000  CB Richard Ellis Group, Inc. - Class A*                                                                  810,060
Real Estate Operating/Development - 0%
             7,000  St. Joe Co.*                                                                                             203,840
Reinsurance - 0.2%
            25,600  Axis Capital Holdings, Ltd.                                                                              772,608
            16,600  Endurance Specialty Holdings, Ltd.                                                                       605,402
             6,800  Validus Holdings, Ltd.                                                                                   175,440
                                                                                                                           1,553,450
REIT - Diversified - 0%
             2,900  Digital Realty Trust, Inc.                                                                               132,559
REIT - Regional Malls - 0%
                 1  Simon Property Group, Inc.                                                                                    69
REIT - Storage - 0%
             3,600  Public Storage                                                                                           270,864
Respiratory Products - 0.4%
            70,800  ResMed, Inc.*                                                                                          3,200,160
Retail - Apparel and Shoe - 1.0%
            27,000  Abercrombie & Fitch Co. - Class A                                                                        887,760
            19,800  Aeropostale, Inc.*                                                                                       860,706
           174,200  American Eagle Outfitters, Inc.                                                                        2,937,012
            80,700  Chico's FAS, Inc.*                                                                                     1,049,100
            17,000  Gap, Inc.                                                                                                363,800
             9,600  Nordstrom, Inc.                                                                                          293,184
            40,900  Ross Stores, Inc.                                                                                      1,953,793
                                                                                                                           8,345,355
Retail - Auto Parts - 2.1%
            33,100  Advance Auto Parts, Inc.                                                                               1,300,168
            57,400  AutoZone, Inc.*                                                                                        8,393,028
           226,200  O'Reilly Automotive, Inc.*                                                                             8,174,868
                                                                                                                          17,868,064
Retail - Automobile - 0.4%
           160,400  Carmax, Inc.*                                                                                          3,352,360
Retail - Bedding - 0.3%
            61,800  Bed Bath & Beyond, Inc.*                                                                               2,319,972
Retail - Building Products - 0.5%
           117,900  Home Depot, Inc.                                                                                       3,140,856
            60,600  Lowe's Cos., Inc.                                                                                      1,268,964
                                                                                                                           4,409,820
Retail - Consumer Electronics - 0.6%
           129,500  Best Buy Co., Inc.                                                                                     4,858,840
Retail - Discount - 2.6%
             5,800  Family Dollar Stores, Inc.                                                                               153,120
            17,800  Target Corp.                                                                                             830,904
           426,000  Wal-Mart Stores, Inc.                                                                                 20,912,340
                                                                                                                          21,896,364
Retail - Drug Store - 0.2%
            22,046  CVS Caremark Corp.                                                                                       787,924
            23,500  Walgreen Co.                                                                                             880,545
                                                                                                                           1,668,469
Retail - Mail Order - 0.1%
            24,500  Williams-Sonoma, Inc.                                                                                    495,635
Retail - Office Supplies - 0%
            36,100  Office Depot, Inc.*                                                                                      238,982
Retail - Pet Food and Supplies - 0%
             6,000  PetSmart, Inc.                                                                                           130,500
Retail - Regional Department Stores - 0.7%
           108,400  Kohl's Corp.*                                                                                          6,184,220
Retail - Restaurants - 4.2%
            13,400  Brinker International, Inc.                                                                              210,782
            41,600  Chipotle Mexican Grill, Inc. - Class A*                                                                4,037,280
           117,200  Darden Restaurants, Inc.                                                                               4,000,036
           309,000  McDonald's Corp.                                                                                      17,634,630
           144,700  Starbucks Corp.*                                                                                       2,988,055
           238,500  Wendy's/Arby's Group, Inc.                                                                             1,128,105
           168,400  Yum! Brands, Inc.                                                                                      5,685,184
                                                                                                                          35,684,072
Retail - Sporting Goods - 0.3%
           100,700  Dick's Sporting Goods, Inc.*                                                                           2,255,680
Rubber - Tires - 0.1%
            63,800  Goodyear Tire & Rubber Co.*                                                                            1,086,514
Schools - 0.1%
             7,200  Apollo Group, Inc. - Class A*                                                                            530,424
            10,300  Career Education Corp.*                                                                                  251,114
             2,100  ITT Educational Services, Inc.*                                                                          231,861
                                                                                                                           1,013,399
Semiconductor Components/Integrated Circuits - 0.4%
           195,400  Cypress Semiconductor Corp.*                                                                           2,018,482
            17,900  Linear Technology Corp.                                                                                  494,577
            48,100  Marvell Technology Group, Ltd.*                                                                          778,739
                                                                                                                           3,291,798
Semiconductor Equipment - 0.2%
             1,500  Lam Research Corp.*                                                                                       51,240
            56,600  Novellus Systems, Inc.*                                                                                1,187,468
            32,500  Teradyne, Inc.*                                                                                          300,625
                                                                                                                           1,539,333
Soap and Cleaning Preparations - 0%
             1,800  Church & Dwight Co., Inc.                                                                                102,132
Software Tools - 0.1%
            11,100  VMware, Inc. - Class A*                                                                                  445,887
Steel - Producers - 0%
             4,400  Schnitzer Steel Industries                                                                               234,300
Super-Regional Banks - 0.1%
            28,800  Wells Fargo & Co.                                                                                        811,584
Telecommunication Equipment - Fiber Optics - 0.4%
           247,100  Corning, Inc.                                                                                          3,783,101
Telecommunication Services - 0.2%
            45,000  NeuStar, Inc. - Class A*                                                                               1,017,000
            26,800  Time Warner Telecom, Inc. - Class A*                                                                     360,460
                                                                                                                           1,377,460
Theaters - 0%
            30,500  Regal Entertainment Group - Class A                                                                      375,760
Tobacco - 2.8%
           373,400  Altria Group, Inc.                                                                                     6,650,254
            48,900  Lorillard, Inc.                                                                                        3,633,270
           281,700  Philip Morris International, Inc.                                                                     13,730,058
                                                                                                                          24,013,582
Toys - 0%
            13,900  Mattel, Inc.                                                                                             256,594
Transportation - Railroad - 0.1%
            10,700  Union Pacific Corp.                                                                                      624,345
Transportation - Services - 0.3%
             6,000  C.H. Robinson Worldwide, Inc.                                                                            346,500
            39,700  Expeditors International of Washington, Inc.                                                           1,395,455
            11,100  United Parcel Service, Inc. - Class B                                                                    626,817
                                                                                                                           2,368,772
Vitamins and Nutrition Products - 0%
             7,400  NBTY, Inc.*                                                                                              292,892
Web Hosting/Design - 0%
             3,500  Equinix, Inc.*                                                                                           322,000
Web Portals/Internet Service Providers - 2.1%
            29,500  Google, Inc. - Class A*                                                                               14,627,575
           186,600  Yahoo!, Inc.*                                                                                          3,323,346
                                                                                                                          17,950,921
Wireless Equipment - 1.1%
            14,700  Motorola, Inc.*                                                                                          126,273
           196,400  QUALCOMM, Inc.                                                                                         8,834,072
             4,000  SBA Communications Corp. - Class A*                                                                      108,120
                                                                                                                           9,068,465
X-Ray Equipment - 0.1%
            26,500  Hologic, Inc.*                                                                                           433,010
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $772,488,602)                                                                                   856,680,539
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $772,488,602) - 100%                                                                      $856,680,539
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $    2,865,088              0.3%
Cayman Islands                                         481,131              0.1%
Netherlands Antilles                                 4,064,720              0.5%
Panama                                                 857,052              0.1%
United States                                      848,412,548             99.0%
--------------------------------------------------------------------------------
Total                                           $  856,680,539            100.0%

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income producing security

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                             Level 1 -         Level 2 - Other Significant     Level 3 - Significant
                                             Quoted Prices     Observable Inputs                 Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed Growth Fund

Common Stock                                  $856,680,539                             $ -                       $ -

Total Investments in Securities               $856,680,539                             $ -                       $ -
--------------------------------------------------------------------------------------------------------------------

INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.0%
Advertising Services - 0.8%
             1,100  Dentsu, Inc.                                                                                         $    25,430
               150  Hakuhodo DY Holdings, Inc.                                                                                 8,128
               813  Publicis Groupe                                                                                           32,658
                                                                                                                              66,216
Aerospace and Defense - 0.3%
             2,703  Rolls-Royce Group PLC                                                                                     20,347
                57  Thales S.A.                                                                                                2,829
                                                                                                                              23,176
Aerospace and Defense - Equipment - 0%
               150  European Aeronautic Defence and Space Co. N.V.                                                             3,370
Agricultural Chemicals - 0.2%
                86  Syngenta A.G.                                                                                             19,750
Agricultural Operations - 0.3%
             6,000  Wilmar International, Ltd.                                                                                26,757
Airlines - 0.1%
             2,000  Cathay Pacific Airways, Ltd.*                                                                              3,151
               340  Singapore Airlines, Ltd.                                                                                   3,327
                                                                                                                               6,478
Airport Development - Maintenance - 0.1%
               129  Aeroports de Paris                                                                                        11,619
Apparel Manufacturers - 0.5%
               326  Billabong International, Ltd.                                                                              3,434
             2,974  Burberry Group PLC                                                                                        23,948
                74  Christian Dior S.A.                                                                                        7,318
                47  Hermes International                                                                                       6,940
                                                                                                                              41,640
Appliances - 0.4%
             1,561  Electrolux A.B.*                                                                                          35,818
Applications Software - 0.1%
             1,378  Sage Group PLC                                                                                             5,143
Athletic Footwear - 0.2%
             1,000  Asics Corp.                                                                                                9,236
             3,000  Yue Yuen Industrial Holdings, Ltd.                                                                         8,274
                                                                                                                              17,510
Audio and Video Products - 0.1%
             1,000  Sharp Corp.                                                                                               11,032
Automotive - Cars and Light Trucks - 1.6%
               479  Bayerische Motoren Werke A.G.                                                                             23,092
               500  Honda Motor Co., Ltd.                                                                                     15,164
             1,000  Isuzu Motors, Ltd.                                                                                         2,095
             5,000  Mitsubishi Motors Corp.*                                                                                   8,194
             2,200  Nissan Motor Co., Ltd.*                                                                                   14,777
             1,300  Suzuki Motor Corp.                                                                                        30,208
               900  Toyota Motor Corp.                                                                                        35,425
               261  Volvo A.B. - Class A                                                                                       2,343
               421  Volvo A.B. - Class B                                                                                       3,906
                                                                                                                             135,204
Automotive - Medium and Heavy Duty Trucks - 0.1%
               331  Scania A.B.                                                                                                4,116
Automotive - Truck Parts and Equipment - Original - 1.4%
               200  Aisin Seiki Co., Ltd.                                                                                      4,833
               700  Denso Corp.                                                                                               20,349
             1,000  NHK Spring Co., Ltd.                                                                                       8,246
               900  NOK Corp.                                                                                                 13,336
             1,000  Stanley Electric Co., Ltd.                                                                                20,119
             1,500  Sumitomo Electric Industries, Ltd.                                                                        19,461
               600  Toyoda Gosei Company, Ltd.                                                                                17,389
               400  Toyota Boshoku Corp.                                                                                       7,809
               100  Toyota Industries Corp.                                                                                    2,725
                                                                                                                             114,267
Batteries and Battery Systems - 0.3%
             3,000  GS Yuasa Corp.                                                                                            27,256
Beverages - Non-Alcoholic - 0.3%
             2,339  Coca-Cola Amatil, Ltd.                                                                                    20,209
                83  Coca-Cola Hellenic Bottling Company S.A.                                                                   2,211
               100  Ito En, Ltd.                                                                                               1,851
                                                                                                                              24,271
Beverages - Wine and Spirits - 0.1%
               373  Diageo PLC                                                                                                 5,729
Brewery - 1.7%
               222  Anheuser-Busch InBev N.V.                                                                                 10,150
               227  Carlsberg A/S - Class B                                                                                   16,528
             2,485  Foster's Group, Ltd.                                                                                      12,130
             6,000  Fraser and Neave, Ltd.                                                                                    16,794
                89  Heineken N.V.                                                                                              4,106
             1,000  Kirin Holdings Co., Ltd.                                                                                  15,288
             2,485  Lion Nathan, Ltd.                                                                                         25,093
             1,609  SABMiller PLC                                                                                             38,832
                                                                                                                             138,921
Building - Heavy Construction - 1.4%
             1,101  ACS Actividades de Construccion y Servicios S.A.                                                          57,455
               659  Sacyr Vallehermoso S.A.*                                                                                  12,506
             1,408  Skanska A.B. - Class B                                                                                    20,651
               385  Vinci S.A.                                                                                                21,818
                                                                                                                             112,430
Building - Residential and Commercial - 0.5%
             2,000  Daiwa House Industry Co., Ltd.                                                                            20,963
             1,000  Sekisui Chemical Co., Ltd.                                                                                 5,773
             2,000  Sekisui House, Ltd.                                                                                       17,916
                                                                                                                              44,652
Building and Construction - Miscellaneous - 0.5%
               328  Eiffage SA                                                                                                20,906
               145  Hochtief A.G.                                                                                             11,024
             1,000  Kajima Corp.                                                                                               2,548
               212  Leighton Holdings, Ltd.                                                                                    6,739
             1,000  Taisei Corp.                                                                                               1,971
                                                                                                                              43,188
Building and Construction Products - Miscellaneous - 1.0%
             4,780  Fletcher Building, Ltd.                                                                                   28,737
               171  Geberit A.G.                                                                                              26,296
               700  JS Group Corp.                                                                                            12,202
             1,000  Panasonic Electric Works Co., Ltd.                                                                        11,870
             1,000  TOTO, Ltd.                                                                                                 6,223
                                                                                                                              85,328
Building Products - Air and Heating - 0.1%
               100  Daikin Industries, Ltd.                                                                                    3,578
               100  Rinnai Corp.                                                                                               4,704
                                                                                                                               8,282
Building Products - Cement and Aggregate - 0.9%
             1,022  Boral, Ltd.                                                                                                5,466
             2,196  Cimpor-Cimentos de Portugal                                                                               18,154
               621  CRH PLC                                                                                                   17,210
               117  Holcim, Ltd.*                                                                                              8,051
             2,647  James Hardie Industries N.V.*                                                                             18,240
                21  Lafarge S.A.                                                                                               1,877
             2,000  Taiheiyo Cement Corp.                                                                                      2,661
               190  Titan Cement Co. S.A.                                                                                      6,586
                                                                                                                              78,245
Building Products - Doors and Windows - 0.1%
             1,000  Asahi Glass Co., Ltd.                                                                                      8,011
Cable Television - 0.2%
             1,736  British Sky Broadcasting Group PLC                                                                        15,869
Capacitors - 0.1%
               500  Mitsumi Electric Co., Ltd.                                                                                10,738
Casino Hotels - 0.1%
             1,370  Crown, Ltd.                                                                                               10,746
Cellular Telecommunications - 0.6%
                47  Millicom International Cellular S.A. (SDR)*                                                                3,440
                14  Mobistar S.A.                                                                                                970
            19,634  Vodafone Group PLC                                                                                        44,060
                                                                                                                              48,470
Chemicals - Diversified - 2.5%
               199  Akzo Nobel N.V.                                                                                           12,343
             3,000  Asahi Kasei Corp.                                                                                         15,160
               651  BASF S.E.                                                                                                 34,587
               319  Bayer A.G.                                                                                                22,199
             2,000  Denki Kagaku Kogyo Kabushiki Kaisha                                                                        8,196
               600  Hitachi Chemical Co., Ltd.                                                                                12,173
               379  Johnson Matthey PLC                                                                                        8,399
             2,000  Kaneka Corp.                                                                                              14,330
               221  Koninklijke DSM N.V.                                                                                       9,227
             2,000  Mitsubishi Gas Chemical Co., Inc.                                                                         10,792
             1,000  Nissan Chemical Industries, Ltd.                                                                          14,347
               800  Nitto Denko Corp.                                                                                         24,336
               200  Shin-Etsu Chemical Co., Ltd.                                                                              12,226
             1,000  Sumitomo Chemical Co., Ltd.                                                                                4,133
             1,000  Tosoh Corp.                                                                                                2,516
                17  Wacker Chemie A.G.                                                                                         2,661
                                                                                                                             207,625
Chemicals - Specialty - 0.2%
             2,000  Daicel Chemical Industries, Ltd.                                                                          11,978
                 9  Lonza Group A.G.                                                                                             981
                                                                                                                              12,959
Circuit Boards - 0.1%
               300  Ibiden Co., Ltd.                                                                                          11,060
Coatings and Paint Products - 0.1%
             1,000  Kansai Paint Co., Ltd.                                                                                     7,756
Commercial Banks - 11.1%
             2,000  77 Bank, Ltd.                                                                                             11,393
             1,274  Australia and New Zealand Banking Group, Ltd.                                                             27,304
             1,997  Banca Carige SPA                                                                                           5,969
             2,036  Banco Bilbao Vizcaya Argentaria S.A.                                                                      36,229
               399  Banco de Sabadell S.A.                                                                                     2,952
               395  Banco de Valencia S.A.                                                                                     3,706
             1,245  Banco Popular Espanol S.A.                                                                                12,487
             4,896  Banco Santander Central Hispano S.A.                                                                      79,092
             1,286  Bank of Cyprus Public Co., Ltd.                                                                            9,857
             4,400  Bank of East Asia, Ltd.                                                                                   15,772
             2,181  Bankinter S.A.                                                                                            27,542
             3,092  Barclays PLC*                                                                                             18,271
               268  BNP Paribas                                                                                               21,433
             8,500  BOC Hong Kong Holdings, Ltd.                                                                              18,585
             3,000  Chiba Bank, Ltd.                                                                                          18,471
             1,178  Commonwealth Bank of Australia                                                                            53,551
               818  Credit Agricole S.A.                                                                                      17,106
               612  Danske Bank A/S*                                                                                          16,070
             1,000  DBS Group Holdings, Ltd.                                                                                   9,363
             2,800  Den Norske Bank A.S.A.*                                                                                   32,512
               409  Deutsche Bank A.G.                                                                                        31,712
               212  Deutsche Postbank AG*                                                                                      7,508
               778  Dexia S.A.*                                                                                                7,178
               370  EFG Eurobank Ergasias*                                                                                     5,863
                89  Erste Group Bank A.G.                                                                                      3,982
             3,332  Fortis*                                                                                                   15,641
             3,000  Fukuoka Financial Group, Inc.                                                                             12,386
             1,000  Hachijuni Bank, Ltd.                                                                                       5,536
               100  Hang Seng Bank, Ltd.                                                                                       1,432
             1,000  Hiroshima Bank, Ltd.                                                                                       4,110
             3,000  Hokuhoku Financial Group, Inc.                                                                             6,976
             6,898  HSBC Holdings PLC                                                                                         78,956
               484  Intesa Sanpaolo S.P.A.*                                                                                    2,142
             1,000  Joyo Bank, Ltd.                                                                                            4,888
               800  Mitsubishi UFJ Financial Group, Inc.                                                                       4,280
             1,470  National Australia Bank, Ltd.                                                                             39,724
                63  National Bank of Greece S.A.*                                                                              2,278
             2,000  Nishin-Nippon City Bank, Ltd.                                                                              5,051
             3,240  Nordea Bank A.B.                                                                                          32,656
             6,000  Oversea-Chinese Banking Corp., Ltd.                                                                       33,240
               153  Piraeus Bank S.A.*                                                                                         2,853
            13,874  Royal Bank of Scotland Group PLC*                                                                         11,755
             1,000  Shizuoka Bank, Ltd.                                                                                       10,508
               147  Societe Generale - Class A                                                                                11,844
               992  Standard Chartered PLC                                                                                    24,455
             1,000  Sumitomo Trust & Banking Co., Ltd.                                                                         5,258
               740  Svenska Handelsbanken A.B. - Class A                                                                      18,919
             4,069  UniCredit S.P.A.*                                                                                         15,945
             1,000  United Overseas Bank, Ltd.                                                                                11,833
             1,850  Westpac Banking Corp.                                                                                     42,613
               500  Wing Hang Bank, Ltd.                                                                                       4,900
             1,000  Yamaguchi Financial Group, Inc.                                                                           10,344
                                                                                                                             914,431
Commercial Services - 0.3%
                17  SGS S.A.                                                                                                  22,906
Commercial Services - Finance - 0.5%
             4,522  Experian PLC                                                                                              38,043
Computer Aided Design - 0.1%
               150  Dassault Systemes S.A.                                                                                     8,374
Computer Services - 0.4%
               180  Atos Origin S.A.*                                                                                          9,099
             2,753  Computershare, Ltd.                                                                                       27,010
                                                                                                                              36,109
Computers - Integrated Systems - 0.1%
             1,000  Fujitsu, Ltd.                                                                                              6,478
Computers - Memory Devices - 0.3%
               400  TDK Corp.                                                                                                 22,932
Consulting Services - 0.1%
                38  Bereau Veritas S.A.                                                                                        2,145
               295  Serco Group PLC                                                                                            2,381
                                                                                                                               4,526
Containers - Metal and Glass - 0.3%
             1,300  Toyo Seikan Kaisha, Ltd.                                                                                  24,896
Containers - Paper and Plastic - 0%
               266  Amcor, Ltd.                                                                                                1,284
Cosmetics and Toiletries - 0.1%
               100  Unicharm Corp.                                                                                             9,485
Cruise Lines - 0.3%
               606  Carnival PLC*                                                                                             20,663
Diagnostic Kits - 0.1%
               213  QIAGEN N.V.*                                                                                               4,521
Distribution/Wholesale - 0.3%
             1,000  Jardine Cycle & Carriage, Ltd.                                                                            17,151
             2,000  Li & Fung, Ltd.                                                                                            8,017
                                                                                                                              25,168
Diversified Financial Services - 0.4%
             3,134  Criteria Caixacorp S.A.                                                                                   16,104
             2,759  Investec PLC*                                                                                             20,201
                                                                                                                              36,305
Diversified Minerals - 1.5%
               124  Angiodynamics, Inc.*                                                                                       3,947
             1,051  BHP Billiton PLC                                                                                          28,879
             1,407  BHP Billiton, Ltd.                                                                                        46,484
             1,688  Fortescue Metals Group, Ltd.                                                                               5,655
             9,137  Oxiana, Ltd.*                                                                                              9,123
             2,000  Sumitomo Metal Mining Co., Ltd.                                                                           32,572
                                                                                                                             126,660
Diversified Operations - 1.8%
             1,238  CSR, Ltd.                                                                                                  2,043
                75  Groupe Bruxelles Lambert S.A.                                                                              6,932
             3,392  Invensys PLC                                                                                              15,823
             1,000  Keppel Corp., Ltd.                                                                                         5,715
               236  LVMH Moet Hennessy Louis Vuitton S.A.                                                                     23,765
               220  Siemens A.G.                                                                                              20,539
             2,500  Swire Pacific, Ltd. - Class A                                                                             29,274
             2,837  Tomkins PLC                                                                                                8,561
               104  Wartsila Oyj - Class B                                                                                     4,175
             6,000  Wharf Holdings, Ltd.                                                                                      31,655
                                                                                                                             148,482
E-Commerce/Services - 0%
                 2  Rakuten, Inc.                                                                                              1,330
Electric - Distribution - 0.2%
             1,135  AGL Energy, Ltd.                                                                                          13,676
Electric - Integrated - 1.1%
               514  E.ON A.G.                                                                                                 21,899
             2,282  Energias de Portugal S.A.                                                                                 10,456
               109  GDF Suez                                                                                                   4,873
               500  HongKong Electric Holdings                                                                                 2,737
             1,104  Iberdrola S.A.                                                                                            10,849
               199  Public Power Corp., S.A.*                                                                                  4,446
               307  RWE A.G.                                                                                                  28,642
               100  Shikoku Electric Power Co., Inc.                                                                           3,051
                                                                                                                              86,953
Electric - Transmission - 0.4%
             1,078  National Grid PLC                                                                                         10,432
               202  Red Electrica Corp. S.A.                                                                                  10,341
             3,652  Terna Rete Elettrica Nazionale S.P.A.                                                                     14,246
                                                                                                                              35,019
Electric Products - Miscellaneous - 0.3%
               100  Casio Computer Co., Ltd.                                                                                     816
               429  Legrand S.A.                                                                                              11,950
             6,000  SANYO ELECTRIC CO., LTD.*                                                                                 14,101
                                                                                                                              26,867
Electronic Components - Miscellaneous - 1.7%
               500  Hoya Corp.                                                                                                11,730
               300  Kyocera Corp.                                                                                             27,587
               100  Mabuchi Motor Co., Ltd.                                                                                    5,066
             1,000  Minebea Co., Ltd.                                                                                          4,558
               100  Murata Manufacturing Co., Ltd.                                                                             4,715
             2,000  NEC Corp.                                                                                                  6,228
             2,000  NGK Insulators, Ltd.                                                                                      46,049
               100  Nidec Corp.                                                                                                8,110
             2,000  Nippon Electric Glass Co, Ltd.                                                                            18,105
             1,000  Yaskawa Electric Corp.                                                                                     7,164
                                                                                                                             139,312
Electronic Components - Semiconductors - 0.8%
               300  Elpida Memory, Inc.*                                                                                       3,878
             1,925  Infineon Technologies A.G.*                                                                               10,962
               600  Rohm Co., Ltd.                                                                                            41,742
               200  Shinko Electric Industries                                                                                 3,520
               300  Sumco Corp.                                                                                                6,769
                                                                                                                              66,871
Electronic Connectors - 0.1%
               100  Hirose Electric Co., Ltd.                                                                                 11,243
Electronic Measuring Instruments - 0.4%
               200  Advantest Corp.                                                                                            5,464
               100  Keyence Corp.                                                                                             21,266
             1,000  Yokogawa Electirc Corp.                                                                                    8,786
                                                                                                                              35,516
Energy - Alternate Sources - 0.4%
             1,962  EDP Renovaveis S.A.*                                                                                      21,576
               751  Iberdrola Renovables                                                                                       3,698
                75  Verbund - Oesterreichische Elektrizitaetswirtschafts A.G.                                                  3,798
                                                                                                                              29,072
Engineering - Research and Development Services - 0.4%
               888  ABB, Ltd.                                                                                                 17,851
             1,000  Singapore Technologies Engineering, Ltd.                                                                   1,945
               551  WorleyParsons, Ltd.                                                                                       14,413
                                                                                                                              34,209
Enterprise Software/Services - 0.9%
             1,554  Autonomy Corp. PLC*                                                                                       40,543
               400  Nomura Research Institute, Ltd.                                                                            9,510
               456  SAP A.G.                                                                                                  22,397
                                                                                                                              72,450
Finance - Credit Card - 0%
               300  Aeon Credit Service Co., Ltd.                                                                              2,998
Finance - Investment Bankers/Brokers - 1.7%
             1,040  Credit Suisse Group A.G.                                                                                  57,904
             2,973  ICAP PLC                                                                                                  20,091
               510  Macquarie Bank, Ltd.                                                                                      26,262
             1,074  Mediobanca S.P.A.                                                                                         14,698
             4,000  Shinko Securities Co., Ltd.                                                                               14,414
               506  UBS A.G.*                                                                                                  9,277
                                                                                                                             142,646
Finance - Leasing Companies - 0%
                80  Mitsubishi UFJ Lease & Finance Co., Ltd.                                                                   2,397
Finance - Other Services - 1.6%
               964  ASX, Ltd.                                                                                                 29,829
                69  Deutsche Boerse A.G.                                                                                       5,662
             3,200  Hong Kong Exchanges & Clearing, Ltd.                                                                      57,479
               108  London Stock Exchange Group PLC                                                                            1,480
             6,000  Singapore Exchange, Ltd.                                                                                  35,659
                                                                                                                             130,109
Food - Catering - 0.2%
             2,487  Compass Group PLC                                                                                         15,211
                71  Sodexo                                                                                                     4,267
                                                                                                                              19,478
Food - Dairy Products - 0.4%
            11,425  Parmalat S.P.A.                                                                                           31,654
Food - Flour and Grain - 0.1%
               500  Nisshin Seifun Group, Inc.                                                                                 6,959
Food - Miscellaneous/Diversified - 1.4%
               777  Associated British Foods PLC                                                                              10,522
               101  Kerry Group PLC                                                                                            2,889
             1,414  Nestle S.A.                                                                                               60,339
               868  Unilever N.V.                                                                                             25,054
               562  Unilever PLC                                                                                              16,051
                                                                                                                             114,855
Food - Retail - 1.8%
               290  Carrefour S.A.                                                                                            13,165
                12  Colruyt S.A.                                                                                               2,821
               391  Delhaize Group                                                                                            27,139
               301  J Sainsbury PLC                                                                                            1,569
             1,012  Jeronimo Martins SGPS S.A.                                                                                 8,865
               301  Metro A.G.                                                                                                17,035
             4,449  Tesco PLC                                                                                                 28,463
             1,811  Woolworths, Ltd.                                                                                          46,650
                                                                                                                             145,707
Food - Wholesale/Distribution - 0.4%
               334  Kesko, Ltd.                                                                                               11,215
             6,452  Metcash, Ltd.                                                                                             25,584
                                                                                                                              36,799
Gambling - Non-Hotel - 0.1%
               191  OPAP S.A.                                                                                                  4,939
               883  TABCORP Holdings, Ltd.                                                                                     5,559
                                                                                                                              10,498
Gas - Distribution - 0.1%
             2,600  Hong Kong & China Gas Co., Ltd.                                                                            6,561
Gas - Transportation - 0%
               499  Snam Rete Gas S.P.A.                                                                                       2,429
Gold Mining - 0.3%
               220  Newcrest Mining, Ltd.                                                                                      6,184
               259  Randgold Resources, Ltd.                                                                                  18,097
                                                                                                                              24,281
Hotels and Motels - 0.4%
             2,000  City Developments, Ltd.                                                                                   14,524
             1,097  Intercontinental Hotels Group PLC                                                                         14,223
                                                                                                                              28,747
Human Resources - 0.9%
               518  Adecco S.A.                                                                                               27,589
               694  Capita Group PLC                                                                                           8,015
               797  Randstad Holding N.V.*                                                                                    34,502
                                                                                                                              70,106
Import/Export - 0.5%
             2,000  Itochu Corp.                                                                                              13,121
               100  Mitsubishi Corp.                                                                                           2,009
               300  Mitsui & Company, Ltd.                                                                                     3,905
               300  Sumitomo Corp.                                                                                             3,065
             1,100  Toyota Tsusho Corp.                                                                                       16,491
                                                                                                                              38,591
Industrial Automation and Robotics - 0.2%
               200  Fanuc, Ltd.                                                                                               17,872
Industrial Gases - 0.4%
                94  Air Liquide S.A.                                                                                          10,688
             2,000  Taiyo Nippon Sanso Corp.                                                                                  23,661
                                                                                                                              34,349
Internet Brokers - 0.1%
             1,200  Matsui Securities Co., Ltd.                                                                                9,713
Internet Financial Services - 0.2%
                87  SBI Holdings, Inc.                                                                                        17,031
Internet Security - 0.1%
               300  Trend Micro, Inc.                                                                                         11,152
Investment Companies - 0.2%
               903  Investor A.B. - Class B                                                                                   16,512
Investment Management and Advisory Services - 0.1%
               348  Schroders PLC                                                                                              6,086
Leisure and Recreation Products - 0.1%
               800  Sega Sammy Holdings, Inc.                                                                                 10,413
Life and Health Insurance - 1.0%
               175  Alleanza Assicurzioni S.P.A.                                                                               1,579
               376  AMP, Ltd.                                                                                                  2,152
               264  Aviva PLC                                                                                                  1,892
             1,035  AXA Asia Pacific Holdings, Ltd.                                                                            3,968
             2,338  Legal & General Group PLC                                                                                  3,282
             1,969  Mediolanum S.P.A.                                                                                         13,724
            17,221  Old Mutual PLC*                                                                                           27,568
             1,978  Prudential PLC                                                                                            19,032
                73  Swiss Life Holdings                                                                                        8,660
                                                                                                                              81,857
Lottery Services - 0.2%
             6,323  Tatts Group, Ltd.                                                                                         14,137
Machine Tools and Related Products - 0.1%
               400  THK Co., Ltd.                                                                                              7,770
Machinery - Construction and Mining - 0.1%
               600  Atlas Copco AB - Class A                                                                                   7,751
               308  Atlas Copco AB - Class B                                                                                   3,523
                                                                                                                              11,274
Machinery - Electrical - 0.3%
               214  Schindler Holding A.G.                                                                                    14,702
               100  SMC Corp.                                                                                                 12,234
                                                                                                                              26,936
Machinery - Farm - 0.3%
             3,000  Kubota Corp.                                                                                              24,851
Machinery - General Industrial - 1.4%
             2,000  Amada Co., Ltd.                                                                                           13,360
             7,000  Ishikawajima-Harima Heavy Industries Company, Ltd.*                                                       14,086
             3,000  Kawasaki Heavy Industries, Ltd.                                                                            7,561
               912  Kone Oyj - Class B                                                                                        33,566
               103  MAN A.G.                                                                                                   8,599
               312  Metso Corp.                                                                                                8,804
               120  Schindler Holding A.G.                                                                                     8,460
               984  Zardoya Otis S.A.                                                                                         21,361
                                                                                                                             115,797
Medical - Biomedical and Genetic - 0.1%
                51  CSL, Ltd.                                                                                                  1,501
                26  Novozymes A/S                                                                                              2,453
                                                                                                                               3,954
Medical - Drugs - 4.8%
               102  Actelion, Ltd.*                                                                                            6,343
             1,576  AstraZeneca PLC                                                                                           70,652
             1,000  Chugai Pharmaceutical Co., Ltd.                                                                           20,658
             1,000  Dainippon Sumitomo Pharma Co., Ltd.                                                                       10,856
               100  Eisai Company, Ltd.                                                                                        3,748
             3,565  GlaxoSmithKline PLC                                                                                       70,141
                88  Ipsen S.A.                                                                                                 4,831
             1,000  Kyowa Hakko Kogyo Co., Ltd.                                                                               12,615
               119  Merck KGaA                                                                                                11,836
               860  Novartis A.G.                                                                                             43,185
               482  Novo Nordisk A/S                                                                                          30,278
               343  Roche Holding A.G.                                                                                        55,540
               648  Sanofi-Aventis S.A.                                                                                       47,569
               100  Santen Pharmaceutical Co., Ltd.                                                                            3,676
               216  Shire PLC                                                                                                  3,751
               100  Tsumura & Co.                                                                                              3,601
                                                                                                                             399,280
Medical - Wholesale Drug Distributors - 0%
               100  Mediceo Paltac Holdings Company, Ltd.                                                                      1,403
Medical Products - 0.9%
               202  Cochlear, Ltd.                                                                                            11,881
               231  Nobel Biocare Holding A.G.                                                                                 7,659
               363  Phonak Holding A.G.                                                                                       36,658
                29  Straumann Holding A.G.                                                                                     7,538
               187  William Demant Holding*                                                                                   13,934
                                                                                                                              77,670
Metal - Aluminum - 0.1%
               600  Norsk Hydro A.S.A.*                                                                                        4,011
Metal - Copper - 0.6%
             2,144  Antofagasta PLC                                                                                           25,997
             1,372  Kazakhmys PLC                                                                                             23,631
                                                                                                                              49,628
Metal - Diversified - 0.8%
             1,919  Eurasian Natural Resources Corporation                                                                    26,855
             5,000  Mitsui Mining & Smelting Co., Ltd.*                                                                       12,762
                64  Rio Tinto PLC                                                                                              2,746
                76  Rio Tinto, Ltd.                                                                                            3,953
               571  Vedanta Resources PLC                                                                                     17,407
                                                                                                                              63,723
Metal Processors and Fabricators - 0.7%
             1,209  Assa Abloy AB - Class B                                                                                   19,629
               807  Sims Metal Management, Ltd.                                                                               16,114
             1,399  SKF A.B.                                                                                                  22,009
                                                                                                                              57,752
Mining Services - 0.3%
             1,062  Orica, Ltd.                                                                                               21,942
MRI and Medical Diagnostic Imaging Center - 0.1%
               453  Sonic Healthcare, Ltd.                                                                                     5,652
Multi-Line Insurance - 1.4%
               306  Aegon N.V.*                                                                                                2,607
                80  Allianz S.E.                                                                                              10,080
               313  Baloise Holding A.G.                                                                                      29,958
               164  CNP Assurances                                                                                            16,713
             1,423  Mapfre S.A.                                                                                                6,368
               998  Sampo Oyj -  Class A                                                                                      25,145
               221  Vienna Insurance Group                                                                                    12,626
                54  Zurich Financial Services A.G.                                                                            12,873
                                                                                                                             116,370
Multimedia - 1.0%
               230  Nikon Corp.                                                                                                5,084
             1,857  Pearson PLC                                                                                               22,878
             1,436  Thomson Reuters Corp.                                                                                     48,162
               293  WPP PLC                                                                                                    2,518
                                                                                                                              78,642
Non-Ferrous Metals - 0.4%
               555  Energy Resources of Australia, Ltd.                                                                       12,278
             3,000  Mitsubishi Materials Corp.                                                                                 8,231
             3,506  Paladin Resources, Ltd.*                                                                                  13,805
                                                                                                                              34,314
Office Automation and Equipment - 0.2%
               300  Canon, Inc.                                                                                               12,003
                56  Neopost S.A.                                                                                               5,027
                                                                                                                              17,030
Office Supplies and Forms - 0%
                40  Societe BIC S.A.                                                                                           2,846
Oil - Field Services - 0.7%
               790  AMEC PLC                                                                                                   9,542
                85  Fugro N.V.                                                                                                 4,917
               655  Petrofac, Ltd.                                                                                            10,356
               254  Saipem S.P.A.                                                                                              7,645
               391  Technip S.A.                                                                                              25,026
                                                                                                                              57,486
Oil and Gas Drilling - 0.1%
               300  Seadrill, Ltd.*                                                                                            6,259
Oil Companies - Exploration and Production - 1.6%
             4,459  Arrow Energy, Ltd.*                                                                                       16,761
               161  Cairn Energy PLC*                                                                                          7,179
             1,642  Lundin Pertroleum A.B.*                                                                                   13,337
             1,836  Origin Energy, Ltd.                                                                                       26,305
               476  Santos, Ltd.                                                                                               6,347
             2,613  Tullow Oil PLC                                                                                            47,196
               364  Woodside Petroleum, Ltd.                                                                                  16,656
                                                                                                                             133,781
Oil Companies - Integrated - 4.7%
             1,473  BG Group PLC                                                                                              25,631
            10,420  BP PLC                                                                                                    92,274
             1,843  ENI S.P.A.                                                                                                46,139
                82  Galp Energia, SGPS, S.A. - Class B                                                                         1,418
               752  Repsol YPF S.A.                                                                                           20,487
             2,213  Royal Dutch Shell PLC - Class A                                                                           63,779
             1,861  Royal Dutch Shell PLC - Class B                                                                           51,695
               358  StatoilHydro A.S.A.                                                                                        8,049
             1,257  Total S.A.                                                                                                74,823
                                                                                                                             384,295
Oil Refining and Marketing - 1.2%
             1,052  Caltex Australia, Ltd.*                                                                                   11,195
             3,000  Cosmo Oil Co.                                                                                              8,291
             5,500  Nippon Mining Holdings, Inc.                                                                              26,801
             3,000  Nippon Oil Corp.                                                                                          16,721
             1,700  Showa Shell Sekiyu K.K.                                                                                   18,514
             2,000  TonenGeneral Sekiyu K.K.                                                                                  19,480
                                                                                                                             101,002
Optical Supplies - 0.2%
               288  Cie Generale d'Optique Essilor International S.A.                                                         16,417
               107  Luxottica Group S.P.A.                                                                                     2,774
                                                                                                                              19,191
Paper and Related Products - 0.5%
             2,929  Svenska Cellulosa                                                                                         39,785
Photo Equipment and Supplies - 0.2%
               600  Fuji Photo Film Company, Ltd.                                                                             17,846
Power Converters and Power Supply Equipment - 0.2%
               167  Schneider Electric S.A.                                                                                   16,940
                31  Vestas Wind Systems A/S*                                                                                   2,252
                                                                                                                              19,192
Printing - Commercial - 0.7%
             2,000  Dai Nippon Printing Co., Ltd.                                                                             27,371
             3,000  TOPPAN PRINTING CO., LTD.                                                                                 28,242
                                                                                                                              55,613
Property and Casualty Insurance - 0.2%
             1,000  Aioi Insurance Co., Ltd.                                                                                   5,067
               434  QBE Insurance Group, Ltd.                                                                                  9,178
               100  Tokio Marine Holdings, Inc.                                                                                2,891
                                                                                                                              17,136
Public Thoroughfares - 0.4%
             1,279  Abertis Infraestucturas S.A.                                                                              29,046
               185  Atlantia S.P.A.                                                                                            4,488
                                                                                                                              33,534
Real Estate Management/Services - 0.1%
               100  Daito Trust Construction Co., Ltd.                                                                         4,353
               716  Lend Lease Corp., Ltd.                                                                                     6,665
                                                                                                                              11,018
Real Estate Operating/Development - 3.3%
             7,000  CapitaLand, Ltd.                                                                                          18,331
             1,000  Cheng Kong Holdings, Ltd.                                                                                 12,592
             6,000  Chinese Estates Holdings, Ltd.                                                                            10,129
             6,000  Hang Lung Group, Ltd.                                                                                     29,857
             9,000  Hang Lung Properties, Ltd.                                                                                32,879
             5,000  Henderson Land Development Co., Ltd.                                                                      32,767
             1,400  Hopewell Holdings, Ltd.                                                                                    4,376
             6,000  Hysan Development Co., Ltd.                                                                               14,930
             5,000  Kerry Properties, Ltd.                                                                                    26,567
            23,000  New World Development, Ltd.                                                                               49,135
             2,000  Sun Hung Kai Properties, Ltd.                                                                             29,315
             1,000  Tokyo Tatemono Co., Ltd.                                                                                   4,843
             2,000  Tokyu Land Corp.                                                                                           7,950
                                                                                                                             273,671
Reinsurance - 0.9%
               350  Hannover Rueckversicherung A.G.*                                                                          16,060
               252  Muenchener Rueckversicherungs A.G.                                                                        40,301
               501  SCOR S.E.                                                                                                 13,699
                                                                                                                              70,060
REIT - Diversified - 0.6%
               107  Corio N.V.                                                                                                 7,382
               110  Fonciere Des Regions                                                                                      12,814
                19  Gecina S.A.                                                                                                2,269
             3,669  Goodman Group                                                                                              2,137
               125  Klepierre                                                                                                  4,959
                76  Unibail-Rodamco                                                                                           15,807
                                                                                                                              45,368
REIT - Office Property - 0.1%
                78  ICADE                                                                                                      8,357
                 1  Japan Prime Realty Investment Corp.                                                                        2,424
                                                                                                                              10,781
REIT - Shopping Centers - 0.1%
                 1  Japan Retail Fund Investment Corp.                                                                         5,427
Retail - Apparel and Shoe - 1.8%
               400  Esprit Holdings, Ltd.                                                                                      2,683
               100  Fast Retailing Co., Ltd.                                                                                  12,611
               743  Hennes & Mauritz A.B. - Class B                                                                           41,765
               657  Inditex S.A.                                                                                              37,729
             1,485  Next PLC                                                                                                  42,666
               100  Shimamura Co., Ltd.                                                                                        9,832
                                                                                                                             147,286
Retail - Automobile - 0%
                30  USS Co., Ltd.                                                                                              1,776
Retail - Building Products - 0.6%
            13,576  Kingfisher PLC                                                                                            46,212
Retail - Home Furnishings - 0.1%
                50  Nitori Company, Ltd.                                                                                       4,252
Retail - Jewelry - 0.2%
                28  Swatch Group, A.G.                                                                                         6,611
               220  Swatch Group, A.G.                                                                                        10,021
                                                                                                                              16,632
Retail - Major Department Stores - 1.1%
             4,138  Home Retail Group PLC                                                                                     18,013
               500  Isetan Mitsukoshi Holdings, Ltd.                                                                           5,707
             1,000  J. Front Retailing Co., Ltd.                                                                               5,992
             6,639  Marks & Spencer Group PLC                                                                                 38,470
               700  MARUI GROUP Co., Ltd.                                                                                      4,995
               150  PPR                                                                                                       19,250
                                                                                                                              92,427
Retail - Miscellaneous/Diversified - 0.4%
               784  Wesfarmers, Ltd.                                                                                          18,396
               769  Wesfarmers, Ltd.                                                                                          17,903
                                                                                                                              36,299
Retail - Restaurants - 0.1%
               200  McDonald's Holdings Co. Japan, Ltd.                                                                        3,998
Rubber - Tires - 0.2%
               108  Compagnie Generale des Etablissements Michelin - Class B                                                   8,497
               258  Nokian Renkaat Oyj                                                                                         6,022
                                                                                                                              14,519
Rubber and Vinyl - 0.2%
               900  JSR Corp.                                                                                                 18,348
Satellite Telecommunications - 0.2%
               431  Eutelsat Communications                                                                                   13,124
               172  SES S.A. (FDR)                                                                                             3,904
                                                                                                                              17,028
Security Services - 0.2%
             3,181  G4S PLC                                                                                                   11,226
               621  Securitas A.B - Class B                                                                                    6,002
                                                                                                                              17,228
Semiconductor Equipment - 0.7%
             1,300  ASM Pacific Technology, Ltd.                                                                               9,164
             1,265  ASML Holding N.V.                                                                                         37,300
               200  Tokyo Electron, Ltd.                                                                                      12,644
                                                                                                                              59,108
Shipbuilding - 0.2%
             6,000  Mitsui Engineering & Shipbuilding Co., Ltd.                                                               15,450
Silver Mining - 0.2%
             1,489  Fresnillo PLC                                                                                             18,358
Soap and Cleaning Preparations - 0.4%
               741  Reckitt Benckiser Group PLC                                                                               36,208
Steel - Producers - 0.5%
             1,087  Acerinox S.A.                                                                                             23,404
               100  JFE Holdings, Inc.                                                                                         3,399
             2,000  Nisshin Steel Company, Ltd.                                                                                3,547
               353  Rautaruukki Oyj                                                                                            8,463
                22  Salzgitter A.G.                                                                                            2,143
               300  Tokyo Steel Manufacturing Co., Ltd.                                                                        3,653
                                                                                                                              44,609
Steel - Specialty - 0.2%
               912  Outokumpu OYJ                                                                                             17,135
Sugar - 0.2%
               643  Suedzucker A.G.                                                                                           13,017
Telecommunication Services - 0.8%
             2,000  Singapore Telecommunications, Ltd.                                                                         4,594
               775  Tele2 A.B. - Class B                                                                                      10,305
            11,269  Telecom Corporation of New Zealand, Ltd.                                                                  21,644
             1,600  Telenor A.S.A.*                                                                                           18,584
             1,080  TeliaSonera A.B.                                                                                           7,103
                                                                                                                              62,230
Telephone - Integrated - 2.7%
               793  BT Group PLC                                                                                               1,649
               804  Deutsche Telekom A.G.                                                                                     11,021
               483  France Telecom S.A.                                                                                       12,918
             1,559  Koninklijke KPN N.V.                                                                                      25,869
             1,686  Portugal Telecom SGPS S.A.                                                                                17,878
               900  Softbank Corp.                                                                                            19,652
               109  Swisscom A.G.                                                                                             39,053
             7,011  Telecom Italia S.P.A.                                                                                     12,316
               546  Telecom Italia S.P.A.                                                                                        672
             2,691  Telefonica S.A.                                                                                           74,271
             1,433  Telstra Corp., Ltd.                                                                                        4,127
                                                                                                                             219,426
Television - 0.4%
               239  M6-Metropole Television                                                                                    6,290
             3,218  Mediaset S.P.A.                                                                                           22,562
             1,000  Television Broadcasts, Ltd.                                                                                4,306
                                                                                                                              33,158
Textile - Products - 0.5%
             1,500  Kuraray Co., Ltd.                                                                                         16,282
             2,000  Mitsubishi Rayon Co., Ltd.                                                                                 6,789
             1,000  Nisshinbo Industries, Inc.                                                                                10,557
             1,000  Teijin, Ltd.                                                                                               3,099
             1,000  Toray Industries, Inc.                                                                                     6,023
                                                                                                                              42,750
Tobacco - 0.8%
             1,793  British American Tobacco PLC                                                                              56,342
               143  Imperial Tobacco Group PLC                                                                                 4,131
               418  Swedish Match A.B.                                                                                         8,418
                                                                                                                              68,891
Tools - Hand Held - 0%
               100  Makita Corp.                                                                                               3,147
Transportation - Marine - 0.1%
             1,000  Orient Overseas International, Ltd.                                                                        5,082
Transportation - Railroad - 1.2%
             3,000  Keio Corp.                                                                                                20,402
             2,000  Keisei Electric Railway Co., Ltd.                                                                         13,236
             3,000  Kintetsu Corp.                                                                                            11,605
             4,500  MTR Corp.                                                                                                 15,522
             2,000  Odakyu Electric Railway Co., Ltd.                                                                         18,008
             3,000  Tobu Railway Co., Ltd.                                                                                    18,329
             1,000  Tokyu Corp.                                                                                                4,780
                                                                                                                             101,882
Transportation - Services - 0.6%
             8,309  Asciano Group*                                                                                            12,047
               305  Kuehne + Nagel International A.G.                                                                         26,560
               895  Toll Holdings, Ltd.                                                                                        6,699
                                                                                                                              45,306
Transportation - Truck - 0.3%
             1,000  Nippon Express Co., Ltd.                                                                                   4,041
             1,000  Yamato Holdings Co., Ltd.                                                                                 16,321
                                                                                                                              20,362
Travel Services - 0.1%
             1,285  Thomas Cook Group PLC                                                                                      4,775
               703  Tui Travel PLC                                                                                             2,862
                                                                                                                               7,637
Warehousing and Harbor Transport Services - 0.1%
             1,000  Kamigumi Co., Ltd.                                                                                         8,112
Water - 0.1%
               256  Veolia Environnement                                                                                       9,833
Web Portals/Internet Service Providers - 0.3%
               130  Iliad S.A.                                                                                                14,669
               663  United Internet A.G. - Reg Shares*                                                                        10,014
                                                                                                                              24,683
Wireless Equipment - 0.2%
                41  Nokia OYJ                                                                                                    600
             1,671  Telefonaktiebolaget L.M. Ericsson - Class B                                                               16,769
                                                                                                                              17,369
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,054,270)                                                                                       8,173,398
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Automotive - Cars and Light Trucks - 0.1%
               133  Bayerische Motoren Werke A.G.                                                                              4,394
                41  Volkswagen A.G.                                                                                            4,733
                                                                                                                               9,127
Electric - Integrated - 0.3%
               307  RWE A.G.                                                                                                  25,259
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $28,171)                                                                                          34,386
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Central Bank - 0%
               268  BNP Paribas, 10/13/09* (cost $5,305)                                                                         580
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.6%
            52,056  Janus Cash Liquidity Fund LLC, 0% (cost $52,056)                                                          52,056
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,139,802) - 100%                                                                         $ 8,260,420
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $      768,563              9.3%
Austria                                                 20,406              0.2%
Belgium                                                 70,830              0.9%
Bermuda                                                 67,010              0.8%
Canada                                                  48,162              0.6%
Cayman Islands                                           9,164              0.1%
Cyprus                                                   9,857              0.1%
Denmark                                                 81,514              1.0%
Finland                                                120,209              1.5%
France                                                 597,353              7.2%
Germany                                                417,378              5.1%
Greece                                                  29,176              0.4%
Hong Kong                                              397,227              4.8%
Ireland                                                 20,099              0.2%
Italy                                                  198,981              2.4%
Japan                                                1,850,290             22.4%
Jersey                                                  72,766              0.9%
Luxembourg                                               7,344              0.1%
Netherlands                                            189,436              2.3%
New Zealand                                             50,381              0.6%
Norway                                                  63,156              0.8%
Portugal                                                56,771              0.7%
Singapore                                              199,232              2.4%
Spain                                                  507,202              6.1%
Sweden                                                 331,318              4.0%
Switzerland                                            564,764              6.8%
United Kingdom                                       1,459,194             17.7%
United States                                           52,637              0.6%
--------------------------------------------------------------------------------
Total                                           $    8,260,420            100.0%

Notes to Schedule of Investments (unaudited)

FDR               Fixed Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SDR               Swedish Depositary Receipt

*                 Non-income producing security

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2009)
                                                                         Level 2 - Other           Level 3 -
                                                                         Significant Observable    Significant
                                              Level 1 - Quoted Prices    Inputs                    Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed International Fund

Common Stock                                                    $   -                $ 8,173,398                   $ -

Preferred Stock                                                     -                     34,386                     -

Rights                                                            580                          -                     -

Money Market                                                        -                     52,056                     -

Total Investments in Securities                                 $ 580                $ 8,259,840                   $ -
----------------------------------------------------------------------------------------------------------------------

INTECH Risk - Managed Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.0%
Advertising Sales - 0%
               500  Lamar Advertising Co. - Class A*                                                                     $    13,720
Aerospace and Defense - 0.7%
             7,500  Boeing Co.                                                                                               406,125
               800  General Dynamics Corp.                                                                                    51,680
               100  Raytheon Co.                                                                                               4,797
             1,700  Spirit Aerosystems Holdings, Inc. *                                                                       30,702
                                                                                                                             493,304
Aerospace and Defense - Equipment - 0.2%
             3,300  BE Aerospace, Inc. *                                                                                      66,462
             1,200  United Technologies Corp.                                                                                 73,116
                                                                                                                             139,578
Agricultural Operations - 0.1%
               700  Archer-Daniels-Midland Co.                                                                                20,454
             1,400  Bunge, Ltd.                                                                                               87,654
                                                                                                                             108,108
Airlines - 0%
             1,000  Southwest Airlines Co.                                                                                     9,600
Apparel Manufacturers - 0.2%
             1,500  VF Corp.                                                                                                 108,645
Applications Software - 0%
             1,100  Nuance Communications, Inc. *                                                                             16,456
Audio and Video Products - 0.1%
             1,400  Harman International Industries, Inc. *                                                                   47,432
Automotive - Cars and Light Trucks - 0.2%
            20,300  Ford Motor Co. *                                                                                         146,363
Automotive - Medium and Heavy Duty Trucks - 0.1%
             1,800  Oshkosh Truck Corp. *                                                                                     55,674
               400  PACCAR, Inc.                                                                                              15,084
                                                                                                                              70,758
Automotive - Truck Parts and Equipment - Original - 0.1%
             4,100  Autoliv, Inc. *                                                                                          137,760
               800  BorgWarner, Inc. *                                                                                        24,208
               500  Johnson Controls, Inc.                                                                                    12,780
                                                                                                                             174,748
Batteries and Battery Systems - 0%
               200  Energizer Holdings, Inc. *                                                                                13,268
Beverages - Non-Alcoholic - 0.6%
             4,200  Coca-Cola Co.                                                                                            225,540
             4,400  Coca-Cola Enterprises, Inc.                                                                               94,204
             1,500  Pepsi Bottling Group, Inc.                                                                                54,660
             1,100  PepsiAmericas, Inc.                                                                                       31,416
                                                                                                                             405,820
Beverages - Wine and Spirits - 0.1%
                50  Brown-Forman Corp. - Class B                                                                               2,411
             1,200  Central Euro Distribution *                                                                               39,312
             1,600  Constellation Brands, Inc. - Class A *                                                                    24,240
                                                                                                                              65,963
Broadcast Services and Programming - 0.1%
               600  Discovery Communications *                                                                                15,618
             3,700  Liberty Media Corp. - Capital - Class A *                                                                 77,404
                                                                                                                              93,022
Building - Residential and Commercial - 0.8%
             4,500  D.R. Horton, Inc.                                                                                         51,345
             7,000  KB Home                                                                                                  116,270
            12,300  Lennar Corp. - Class A                                                                                   175,275
             1,400  M.D.C. Holdings, Inc.                                                                                     48,636
             8,190  Pulte Homes, Inc. *                                                                                       90,008
             3,000  Toll Brothers, Inc. *                                                                                     58,620
                                                                                                                             540,154
Building and Construction Products - Miscellaneous - 0%
               200  Owens Corning *                                                                                            4,490
Building Products - Wood - 0%
             2,300  Masco Corp.                                                                                               29,716
Cable Television - 1.5%
             6,100  Cablevision Systems New York Group - Class A                                                             144,875
            44,850  Comcast Corp. - Class A                                                                                  757,516
             3,700  DISH Network Corp. - Class A *                                                                            71,262
             1,851  Time Warner Cable, Inc. - Class A*                                                                        79,760
                                                                                                                           1,053,413
Casino Hotels - 0.4%
             3,100  Las Vegas Sands Corp. *                                                                                   52,204
             7,100  MGM Mirage *                                                                                              85,484
             1,500  Wynn Resorts, Ltd. *                                                                                     106,335
                                                                                                                             244,023
Casino Services - 0.1%
             4,800  International Game Technology                                                                            103,104
Cellular Telecommunications - 0.1%
             1,800  Leap Wireless International, Inc. *                                                                       35,190
               500  N.I.I. Holdings, Inc. *                                                                                   14,990
                                                                                                                              50,180
Chemicals - Diversified - 0.6%
             1,100  E.I. du Pont de Nemours & Co.                                                                             35,354
             5,800  Huntsman Corp.                                                                                            52,838
             5,500  PPG Industries, Inc.                                                                                     320,155
                                                                                                                             408,347
Chemicals - Specialty - 0.2%
             3,600  Albemarle Corp.                                                                                          124,560
               500  Ashland, Inc.                                                                                             21,610
               200  Lubrizol Corp.                                                                                            14,292
                                                                                                                             160,462
Coal - 0.1%
             2,700  Arch Coal, Inc.                                                                                           59,751
             1,300  Massey Energy Co.                                                                                         36,257
                                                                                                                              96,008
Coatings and Paint Products - 0.2%
               200  Sherwin-Williams Co.                                                                                      12,032
             4,300  Valspar Corp.                                                                                            118,293
                                                                                                                             130,325
Commercial Banks - 2.9%
            12,800  Associated Banc-Corp.                                                                                    146,176
             7,200  BancorpSouth, Inc.                                                                                       175,752
             1,500  Bank of Hawaii Corp.                                                                                      62,310
             7,900  BB&T Corp.                                                                                               215,197
            10,700  CapitalSource, Inc.                                                                                       46,438
             3,000  City National Corp.                                                                                      116,790
             3,730  Commerce Bancshares, Inc.                                                                                138,905
             3,900  Cullen/Frost Bankers, Inc.                                                                               201,396
             5,144  First Horizon National Corp.                                                                              68,055
             2,600  M&T Bank Corp.                                                                                           162,032
            23,300  Marshall & Ilsley Corp.                                                                                  188,031
            12,697  Regions Financial Corp.                                                                                   78,848
            11,700  TCF Financial Corp.                                                                                      152,568
             7,994  Valley National Bancorp                                                                                   98,246
            11,100  Zions Bancorporation                                                                                     199,467
                                                                                                                           2,050,211
Commercial Services - 0.1%
             1,200  Convergys Corp. *                                                                                         11,928
             1,800  Quanta Services, Inc. *                                                                                   39,834
                                                                                                                              51,762
Commercial Services - Finance - 0.1%
             2,300  Total System Services, Inc.                                                                               37,053
Computer Aided Design - 0%
             1,100  Autodesk, Inc. *                                                                                          26,180
Computer Services - 0.4%
             2,800  Affiliated Computer Services, Inc. - Class A *                                                           151,676
             2,100  Computer Sciences Corp. *                                                                                110,691
                                                                                                                             262,367
Computers - 0.5%
             5,500  Hewlett-Packard Co.                                                                                      259,655
             8,200  Sun Microsystems, Inc. *                                                                                  74,538
                                                                                                                             334,193
Computers - Memory Devices - 0.3%
             3,800  EMC Corp. *                                                                                               64,752
             1,400  SanDisk Corp. *                                                                                           30,380
             4,600  Seagate Technology*                                                                                       69,966
             1,000  Western Digital Corp. *                                                                                   36,530
                                                                                                                             201,628
Consulting Services - 0.1%
             2,600  SAIC, Inc. *                                                                                              45,604
Consumer Products - Miscellaneous - 0.3%
             1,500  Clorox Co.                                                                                                88,230
             2,600  Jarden Corp.                                                                                              72,982
             1,400  Kimberly-Clark Corp.                                                                                      82,572
                                                                                                                             243,784
Containers - Metal and Glass - 0.5%
             3,200  Ball Corp.                                                                                               157,440
             1,500  Greif, Inc.                                                                                               82,575
             2,300  Owens-Illinois, Inc. *                                                                                    84,870
                                                                                                                             324,885
Containers - Paper and Plastic - 0.7%
             9,200  Bemis Co., Inc.                                                                                          238,372
             1,200  Packaging Corp. of America                                                                                24,480
               400  Pactiv Corp. *                                                                                            10,420
             2,800  Sealed Air Corp.                                                                                          54,964
             3,300  Sonoco Products Co.                                                                                       90,882
             5,600  Temple-Inland, Inc.                                                                                       91,952
                                                                                                                             511,070
Cosmetics and Toiletries - 2.1%
            26,300  Procter & Gamble Co.                                                                                   1,523,296
Cruise Lines - 0.2%
             2,200  Carnival Corp. (U.S. Shares) *                                                                            73,216
             4,200  Royal Caribbean Cruises, Ltd. (U.S. Shares) *                                                            101,136
                                                                                                                             174,352
Data Processing and Management - 0.2%
             3,300  Broadridge Financial Solutions, Inc.                                                                      66,330
             1,900  Fidelity National Information Services, Inc.                                                              48,469
                                                                                                                             114,799
Diagnostic Kits - 0%
               900  Inverness Medical Innovations, Inc. *                                                                     34,857
Distribution/Wholesale - 0.2%
             1,900  Genuine Parts Co.                                                                                         72,314
               700  Tech Data Corp. *                                                                                         29,127
               600  Wesco International, Inc. *                                                                               17,280
                                                                                                                             118,721
Diversified Operations - 4.0%
             1,300  Carlisle Cos., Inc.                                                                                       44,083
               700  Crane Co.                                                                                                 18,067
           138,700  General Electric Co.                                                                                   2,277,454
               500  Harsco Corp.                                                                                              17,705
             3,900  Illinois Tool Works, Inc.                                                                                166,569
               500  ITT Corp.                                                                                                 26,075
             2,700  Leggett & Platt, Inc.                                                                                     52,380
               800  Leucadia National Corp. *                                                                                 19,776
             1,700  Parker Hannifin Corp.                                                                                     88,128
             1,500  Pentair, Inc.                                                                                             44,280
               100  SPX Corp.                                                                                                  6,127
             1,100  Teleflex, Inc.                                                                                            53,141
             2,700  Textron, Inc.                                                                                             51,246
                                                                                                                           2,865,031
E-Commerce/Services - 0.7%
            11,300  eBay, Inc. *                                                                                             266,793
             1,800  Expedia, Inc. *                                                                                           43,110
             5,500  IAC/InterActiveCorp. *                                                                                   111,045
             4,500  Liberty Media Corp. - Interactive - Class A*                                                              49,365
                                                                                                                             470,313
Electric - Generation - 0.1%
             5,500  AES Corp. *                                                                                               81,510
Electric - Integrated - 6.9%
               900  Allegheny Energy, Inc.                                                                                    23,868
             1,300  Alliant Energy Corp.                                                                                      36,205
             2,800  Ameren Corp.                                                                                              70,784
             2,500  American Electric Power Company, Inc.                                                                     77,475
            18,300  CMS Energy Corp.                                                                                         245,220
             9,300  Consolidated Edison, Inc.                                                                                380,742
             1,500  Constellation Energy Group, Inc.                                                                          48,555
             2,800  Dominion Resources, Inc.                                                                                  96,600
             6,400  DPL, Inc.                                                                                                167,040
             5,300  DTE Energy Co.                                                                                           186,242
             5,024  Duke Energy Corp.                                                                                         79,078
               500  Exelon Corp.                                                                                              24,810
             1,300  FirstEnergy Corp.                                                                                         59,436
             6,400  FPL Group, Inc.                                                                                          353,472
             2,500  Hawaiian Electric Industries, Inc.                                                                        45,300
               600  Integrys Energy Group, Inc.                                                                               21,534
             5,300  MDU Resources Group, Inc.                                                                                110,505
             7,400  Northeast Utilities                                                                                      175,676
            10,400  NSTAR                                                                                                    330,928
             3,200  OGE Energy Corp.                                                                                         105,856
             1,000  Pepco Holdings, Inc.                                                                                      14,880
             9,000  PG&E Corp.                                                                                               364,410
            10,200  Pinnacle West Capital Corp.                                                                              334,764
             4,500  Progress Energy, Inc.                                                                                    175,770
             9,500  Public Service Enterprise Group, Inc.                                                                    298,680
             4,500  SCANA Corp.                                                                                              157,050
            12,600  Sierra Pacific Resources                                                                                 146,034
             6,900  Southern Co.                                                                                             218,523
             2,100  TECO Energy, Inc.                                                                                         29,568
             7,200  Westar Energy, Inc.                                                                                      140,472
             2,900  Wisconsin Energy Corp.                                                                                   130,993
            12,500  Xcel Energy, Inc.                                                                                        240,500
                                                                                                                           4,890,970
Electric Products - Miscellaneous - 0.1%
             2,200  Molex, Inc.                                                                                               45,936
Electronic Components - Miscellaneous - 0.1%
               500  Garmin, Ltd.                                                                                              18,870
             2,800  Jabil Circuit, Inc.                                                                                       37,548
             2,900  Vishay Intertechnology, Inc. *                                                                            22,910
                                                                                                                              79,328
Electronic Components - Semiconductors - 0.3%
            11,400  Advanced Micro Devices, Inc. *                                                                            64,524
             2,100  Intel Corp.                                                                                               41,097
               800  International Rectifier Corp. *                                                                           15,592
            10,700  Micron Technology, Inc. *                                                                                 87,740
               500  Rovi Corp. *                                                                                              16,800
                                                                                                                             225,753
Electronic Connectors - 0.1%
             3,300  Thomas & Betts Corp. *                                                                                    99,264
Electronic Design Automation - 0.1%
             4,000  Synopsys, Inc. *                                                                                          89,680
Electronic Parts Distributors - 0.1%
               800  Arrow Electronics, Inc. *                                                                                 22,520
             2,700  Avnet, Inc. *                                                                                             70,119
                                                                                                                              92,639
Engineering - Research and Development Services - 0.5%
             7,100  KBR, Inc.                                                                                                165,359
             1,200  Shaw Group, Inc. *                                                                                        38,508
             3,400  URS Corp. *                                                                                              148,410
                                                                                                                             352,277
Enterprise Software/Services - 0.1%
             1,800  CA, Inc.                                                                                                  39,582
Fiduciary Banks - 0.9%
            11,824  Bank of New York Mellon Corp.                                                                            342,778
             5,900  State Street Corp.                                                                                       310,340
                                                                                                                             653,118
Finance - Auto Loans - 0.2%
             7,500  AmeriCredit Corp. *                                                                                      118,425
Finance - Consumer Loans - 0.1%
             5,800  SLM Corp. *                                                                                               50,576
Finance - Credit Card - 0.5%
             4,400  American Express Co.                                                                                     149,160
            12,400  Discover Financial Services                                                                              201,252
                                                                                                                             350,412
Finance - Investment Bankers/Brokers - 3.2%
            36,400  Citigroup, Inc. *                                                                                        176,176
             3,200  Goldman Sachs Group, Inc.                                                                                589,920
             3,300  Jefferies Group, Inc. *                                                                                   89,859
            22,800  JPMorgan Chase & Co.                                                                                     999,096
             8,400  Morgan Stanley                                                                                           259,392
             8,100  Raymond James Financial, Inc.                                                                            188,568
                                                                                                                           2,303,011
Finance - Other Services - 0.9%
               600  CME Group, Inc.                                                                                          184,914
             6,500  Nasdaq Stock Market, Inc. *                                                                              136,825
            10,800  NYSE Euronext                                                                                            312,012
                                                                                                                             633,751
Food - Canned - 0.1%
             3,500  Del Monte Foods Co.                                                                                       40,530
Food - Confectionery - 0.6%
             6,800  Hershey Co.                                                                                              264,248
             3,100  J.M. Smucker Co.                                                                                         164,331
                                                                                                                             428,579
Food - Meat Products - 0.3%
             1,900  Hormel Foods Corp.                                                                                        67,488
             5,900  Smithfield Foods, Inc. *                                                                                  81,420
             6,600  Tyson Foods, Inc. - Class A                                                                               83,358
                                                                                                                             232,266
Food - Miscellaneous/Diversified - 1.7%
             2,900  Campbell Soup Co.                                                                                         94,598
             1,100  Corn Products International, Inc.                                                                         31,372
             5,200  General Mills, Inc.                                                                                      334,776
             5,100  H.J. Heinz Co.                                                                                           202,725
            19,352  Kraft Foods, Inc. - Class A                                                                              508,377
               400  Ralcorp Holdings, Inc. *                                                                                  23,388
             1,900  Sara Lee Corp.                                                                                            21,166
                                                                                                                           1,216,402
Food - Retail - 0.3%
             7,800  Kroger Co.                                                                                               160,992
               700  Safeway, Inc.                                                                                             13,804
             1,500  Supervalu, Inc.                                                                                           22,590
               600  Whole Foods Market, Inc. *                                                                                18,294
                                                                                                                             215,680
Forestry - 0.1%
             1,600  Weyerhaeuser Co.                                                                                          58,640
Gas - Distribution - 1.2%
             4,300  AGL Resources, Inc.                                                                                      151,661
             5,100  Atmos Energy Corp.                                                                                       143,718
             3,000  CenterPoint Energy, Inc.                                                                                  37,290
             2,600  Energen Corp.                                                                                            112,060
               300  National Fuel Gas Co.                                                                                     13,743
             1,800  NiSource, Inc.                                                                                            25,002
             4,200  Sempra Energy                                                                                            209,202
             5,200  UGI Corp.                                                                                                130,312
               800  Vectren Corp.                                                                                             18,432
                                                                                                                             841,420
Home Decoration Products - 0.1%
             2,700  Newell Rubbermaid, Inc.                                                                                   42,363
Hotels and Motels - 0.5%
             5,912  Marriott International, Inc. - Class A                                                                   163,112
             2,900  Starwood Hotels & Resorts Worldwide, Inc.                                                                 95,787
             5,900  Wyndham Worldwide Corp.                                                                                   96,288
                                                                                                                             355,187
Human Resources - 0.3%
             2,200  Manpower, Inc.                                                                                           124,762
             3,200  Monster Worldwide, Inc. *                                                                                 55,936
                                                                                                                             180,698
Independent Power Producer - 0.2%
             7,000  Calpine Corp. *                                                                                           80,640
             1,600  Mirant Corp. *                                                                                            26,288
                                                                                                                             106,928
Industrial Automation and Robotics - 0.2%
             3,600  Rockwell Automation, Inc.                                                                                153,360
Industrial Gases - 0.2%
             2,000  Air Products & Chemicals, Inc.                                                                           155,160
                                                                                                                             155,160
Insurance Brokers - 0.4%
             5,900  Aspen Insurance Holdings, Ltd.                                                                           156,173
             3,300  Brown & Brown, Inc.                                                                                       63,228
               400  Erie Indemnity Co. - Class A                                                                              14,984
             1,300  Marsh & McLennan Cos., Inc.                                                                               32,149
                                                                                                                             266,534
Investment Management and Advisory Services - 0.7%
             4,800  Ameriprise Financial, Inc.                                                                               174,384
               200  BlackRock, Inc.                                                                                           43,364
               500  Federated Investors, Inc. - Class B                                                                       13,185
               500  Franklin Resources, Inc.                                                                                  50,300
             5,800  INVESCO, Ltd.                                                                                            132,008
             2,700  Legg Mason, Inc.                                                                                          83,781
                                                                                                                             497,022
Life and Health Insurance - 1.1%
             6,279  Lincoln National Corp.                                                                                   162,689
             7,900  Protective Life Corp.                                                                                    169,218
             5,000  Prudential Financial, Inc.                                                                               249,550
             1,000  StanCorp Financial Group, Inc.                                                                            40,370
             1,100  Torchmark Corp.                                                                                           47,773
             5,300  Unum Group                                                                                               113,632
                                                                                                                             783,232
Linen Supply and Related Items - 0.1%
             2,400  Cintas Corp.                                                                                              72,744
Machine Tools and Related Products - 0%
             1,000  Kennametal, Inc.                                                                                          24,610
Machinery - Construction and Mining - 0.3%
             1,000  Bucyrus International, Inc.                                                                               35,620
             1,000  Joy Global, Inc.                                                                                          48,940
             5,400  Terex Corp. *                                                                                            111,942
                                                                                                                             196,502
Machinery - Farm - 0.4%
             1,100  AGCO Corp. *                                                                                              30,393
             5,800  Deere & Co.                                                                                              248,936
                                                                                                                             279,329
Machinery - General Industrial - 0%
             1,800  Manitowoc Company, Inc.                                                                                   17,046
Medical - Drugs - 5.8%
            15,300  Bristol-Myers Squibb Co.                                                                                 344,556
             8,100  Eli Lilly & Co.                                                                                          267,543
             2,100  Forest Laboratories, Inc. *                                                                               61,824
            10,200  King Pharmaceuticals, Inc.                                                                               109,854
            18,300  Merck & Co., Inc.                                                                                        578,829
           117,000  Pfizer, Inc.                                                                                           1,936,350
             5,200  Schering-Plough Corp.                                                                                    146,900
            13,900  Wyeth                                                                                                    675,262
                                                                                                                           4,121,118
Medical - Generic Drugs - 0.2%
             6,400  Mylan, Inc. *                                                                                            102,464
             1,300  Watson Pharmaceuticals, Inc. *                                                                            47,632
                                                                                                                             150,096
Medical - HMO - 1.4%
             1,900  Aetna, Inc.                                                                                               52,877
             4,400  CIGNA Corp.                                                                                              123,596
             4,200  Coventry Health Care, Inc. *                                                                              83,832
             5,800  Health Net, Inc. *                                                                                        89,320
             2,900  Humana, Inc. *                                                                                           108,170
            10,000  UnitedHealth Group, Inc.                                                                                 250,400
             6,000  WellPoint, Inc. *                                                                                        284,160
                                                                                                                             992,355
Medical - Hospitals - 0%
               500  LifePoint Hospitals, Inc. *                                                                               13,530
               100  Universal Health Services, Inc. - Class B                                                                  6,193
                                                                                                                              19,723
Medical - Wholesale Drug Distributors - 0%
               600  AmerisourceBergen Corp.                                                                                   13,428
                                                                                                                              13,428
Medical Information Systems - 0.1%
             4,900  IMS Health, Inc.                                                                                          75,215
Medical Instruments - 0%
             2,200  Boston Scientific Corp. *                                                                                 23,298
Medical Products - 2.1%
            24,400  Johnson & Johnson                                                                                      1,485,716
Metal - Copper - 0.4%
             2,505  Freeport-McMoRan Copper & Gold, Inc. - Class B *                                                         171,868
             3,600  Southern Copper Corp.                                                                                    110,484
                                                                                                                             282,352
Metal - Iron - 0.1%
             2,000  Cliffs Natural Resources, Inc.                                                                            64,720
Metal Processors and Fabricators - 0.1%
             4,900  Commercial Metals Co.                                                                                     87,710
Miscellaneous Manufacturing - 0%
               500  Aptargroup, Inc.                                                                                          18,680
Motorcycle and Motor Scooter Manufacturing - 0%
             1,000  Harley-Davidson, Inc.                                                                                     23,000
Multi-Line Insurance - 2.4%
             1,500  Allstate Corp.                                                                                            45,930
             3,200  American Financial Group, Inc.                                                                            81,600
             2,200  American International Group, Inc. *                                                                      97,042
             2,000  Assurant, Inc.                                                                                            64,120
            11,900  Cincinnati Financial Corp.                                                                               309,281
             7,500  Genworth Financial, Inc. - Class A                                                                        89,625
             5,700  Hartford Financial Services Group, Inc.                                                                  151,050
            11,200  Loews Corp.                                                                                              383,600
             6,600  MetLife, Inc.                                                                                            251,262
             6,600  Old Republic International Corp.                                                                          80,388
             8,000  XL Capital, Ltd. - Class A                                                                               139,680
                                                                                                                           1,693,578
Multimedia - 1.7%
             5,500  Liberty Media Corp. - Entertainment - Class A                                                            171,105
               200  Meredith Corp.                                                                                             5,988
            10,500  News Corp. - Class A                                                                                     125,895
             3,900  Time Warner, Inc.                                                                                        112,242
             8,700  Viacom, Inc. - Class B *                                                                                 243,948
            20,100  Walt Disney Co.                                                                                          551,946
                                                                                                                           1,211,124
Non-Hazardous Waste Disposal - 0.3%
             6,900  Waste Management, Inc.                                                                                   205,758
Office Automation and Equipment - 0%
               600  Pitney Bowes, Inc.                                                                                        14,910
Oil - Field Services - 1.1%
             1,000  Baker Hughes, Inc.                                                                                        42,660
             4,300  BJ Services Co.                                                                                           83,549
               700  Exterran Holdings, Inc. *                                                                                 16,618
             5,800  Halliburton Co.                                                                                          157,296
             4,900  Helix Energy Solutions Group, Inc. *                                                                      73,402
             5,800  Schlumberger, Ltd. (U.S. Shares)                                                                         345,680
             1,100  SEACOR Holdings, Inc. *                                                                                   89,793
               300  Superior Energy Services, Inc. *                                                                           6,756
                                                                                                                             815,754
Oil and Gas Drilling - 0.2%
               400  Atwood Oceanics, Inc.                                                                                     14,108
             2,200  Nabors Industries, Ltd.                                                                                   45,980
             4,100  Patterson-UTI Energy, Inc.                                                                                61,910
             1,100  Pride International, Inc.                                                                                 33,484
               113  Seahawk Drilling, Inc. *                                                                                   3,513
                                                                                                                             158,995
Oil Companies - Exploration and Production - 4.4%
             2,800  Anadarko Petroleum Corp.                                                                                 175,644
             1,100  Apache Corp.                                                                                             101,013
             5,300  Cabot Oil & Gas Corp.                                                                                    189,475
             5,600  Chesapeake Energy Corp.                                                                                  159,040
               200  Cimarex Energy Co.                                                                                         8,664
               700  Comstock Resources, Inc. *                                                                                28,056
             2,800  Concho Resources, Inc. *                                                                                 101,696
             6,600  Denbury Resources, Inc. *                                                                                 99,858
             2,100  Devon Energy Corp.                                                                                       141,393
             3,600  Encore Acquisition Co. *                                                                                 134,640
             1,000  EOG Resources, Inc.                                                                                       83,510
             1,000  Exco Resources, Inc.                                                                                      18,690
             3,800  Forest Oil Corp. *                                                                                        74,366
               800  Mariner Energy, Inc. *                                                                                    11,344
             2,900  Newfield Exploration Co. *                                                                               123,424
             1,900  Noble Energy, Inc.                                                                                       125,324
             9,500  Occidental Petroleum Corp.                                                                               744,800
             1,800  Pioneer Natural Resources Co.                                                                             65,322
             3,100  Plains Exploration & Production Co. *                                                                     85,746
             2,900  Questar Corp.                                                                                            108,924
             2,700  Range Resources Corp.                                                                                    133,272
             7,100  SandRidge Energy, Inc. *                                                                                  92,016
             2,000  St. Mary Land & Exploration Co.                                                                           64,920
               800  Whitting Petroleum Corp. *                                                                                46,064
             4,200  XTO Energy, Inc.                                                                                         173,544
                                                                                                                           3,090,745
Oil Companies - Integrated - 10.6%
            26,700  Chevron Corp.                                                                                          1,880,481
            16,993  ConocoPhillips                                                                                           767,404
            61,200  Exxon Mobil Corp.                                                                                      4,198,931
             4,100  Hess Corp.                                                                                               219,186
             7,300  Marathon Oil Corp.                                                                                       232,870
             3,200  Murphy Oil Corp.                                                                                         184,224
                                                                                                                           7,483,096
Oil Field Machinery and Equipment - 0.3%
             4,900  National Oilwell Varco, Inc. *                                                                           211,337
Oil Refining and Marketing - 0.3%
             2,200  Frontier Oil Corp.                                                                                        30,624
             2,100  Sunoco, Inc.                                                                                              59,745
             2,200  Tesoro Corp.                                                                                              32,956
             4,700  Valero Energy Corp.                                                                                       91,133
                                                                                                                             214,458
Paper and Related Products - 0%
             1,200  International Paper Co.                                                                                   26,676
Pharmacy Services - 0.1%
             3,400  Omnicare, Inc.                                                                                            76,568
Pipelines - 0.3%
             1,200  El Paso Corp.                                                                                             12,384
               900  Oneok, Inc.                                                                                               32,958
             1,700  Spectra Energy Corp.                                                                                      32,198
             7,700  Williams Companies, Inc.                                                                                 137,599
                                                                                                                             215,139
Property and Casualty Insurance - 2.0%
               100  Alleghany Corp. *                                                                                         25,905
               800  Arch Capital Group, Ltd. *                                                                                54,032
             4,600  Chubb Corp.                                                                                              231,886
               700  Fidelity National Financial, Inc. - Class A                                                               10,556
             1,200  First American Corp.                                                                                      38,844
               100  Hanover Insurance Group, Inc.                                                                              4,133
            10,500  HCC Insurance Holdings, Inc.                                                                             287,175
               100  Markel Corp. *                                                                                            32,982
             9,800  Progressive Corp. *                                                                                      162,484
             7,500  Travelers Companies., Inc.                                                                               369,225
             7,500  W. R. Berkley Corp.                                                                                      189,600
                                                                                                                           1,406,822
Publishing - Newspapers - 0.1%
             5,400  Gannett Company, Inc.                                                                                     67,554
Quarrying - 0.1%
             1,200  Vulcan Materials Co.                                                                                      64,884
Racetracks - 0.2%
             4,100  Penn National Gaming, Inc. *                                                                             113,406
Real Estate Management/Services - 0.1%
             1,500  Jones Lang LaSalle, Inc.                                                                                  71,055
Reinsurance - 1.2%
             4,300  Allied World Assurance Co. Holdings, Ltd.                                                                206,099
             1,500  Axis Capital Holdings, Ltd.                                                                               45,270
             3,200  Endurance Specialty Holdings, Ltd.                                                                       116,704
             1,400  Everest Re Group, Ltd.                                                                                   122,780
             3,300  PartnerRe, Ltd.                                                                                          253,902
             1,500  RenaissanceRe Holdings, Ltd.                                                                              82,140
               300  Transatlantic Holdings, Inc.                                                                              15,051
                                                                                                                             841,946
REIT - Apartments - 0.2%
               100  Apartment Investment & Management Co. - Class A                                                            1,475
               412  Avalonbay Communities, Inc.                                                                               29,965
             1,000  BRE Properties, Inc. - Class A                                                                            31,300
               800  Camden Property Trust                                                                                     32,239
               600  Equity Residential                                                                                        18,420
               100  Essex Property Trust, Inc.                                                                                 7,958
             1,609  UDR, Inc.                                                                                                 25,326
                                                                                                                             146,683
REIT - Diversified - 0.4%
             7,100  Duke Realty Corp.                                                                                         85,271
             4,300  Liberty Property Trust                                                                                   139,879
               624  Vornado Realty Trust                                                                                      40,197
                                                                                                                             265,347
REIT - Health Care - 0.3%
             3,100  HCP, Inc.                                                                                                 89,094
               500  Heath Care REIT, Inc.                                                                                     20,810
             1,000  Nationwide Health Properties, Inc.                                                                        30,990
             4,800  Senior Housing Property Trust                                                                             91,728
               400  Ventas, Inc.                                                                                              15,400
                                                                                                                             248,022
REIT - Hotels - 0.3%
             3,500  Hospitality Properties Trust *                                                                            71,295
             9,600  Host Hotels & Resorts, Inc. *                                                                            112,992
                                                                                                                             184,287
REIT - Mortgage - 0.1%
             5,200  Annaly Mortgage Management, Inc.                                                                          94,328
             2,500  Chimera Investment Corp.                                                                                   9,550
                                                                                                                             103,878
REIT - Office Property - 0.3%
               500  Boston Properties, Inc.                                                                                   32,775
               300  Corporate Office Properties                                                                               11,064
               200  Douglas Emmett, Inc.                                                                                       2,456
            11,300  HRPT Properties Trust                                                                                     84,976
             2,600  SL Green Realty Corp.                                                                                    114,010
                                                                                                                             245,281
REIT - Regional Malls - 0.2%
               823  Macerich Co.                                                                                              24,954
             1,713  Simon Property Group, Inc.                                                                               118,934
               800  Taubman Centers, Inc.                                                                                     28,864
                                                                                                                             172,752
REIT - Shopping Centers - 0.1%
               500  Federal Realty Investment Trust                                                                           30,685
               900  Regency Centers Corp.                                                                                     33,345
               900  Weingarten Realty Investors                                                                               17,928
                                                                                                                              81,958
REIT - Single Tenant - 0.1%
             1,400  Realty Income Corp.                                                                                       35,910
REIT - Warehouse/Industr - 0.1%
             3,100  AMB Property Corp.                                                                                        71,145
Rental Auto/Equipment - 0.2%
            10,200  Hertz Global Holdings, Inc. *                                                                            110,466
Retail - Apparel and Shoe - 0.2%
             1,500  Abercrombie & Fitch Co. - Class A                                                                         49,320
             2,900  Gap, Inc.                                                                                                 62,060
             3,800  Limited Brands, Inc.                                                                                      64,562
                                                                                                                             175,942
Retail - Automobile - 0.2%
             1,500  Auto Nation, Inc. *                                                                                       27,120
             5,500  Carmax, Inc. *                                                                                           114,950
                                                                                                                             142,070
Retail - Building Products - 1.3%
            21,400  Home Depot, Inc.                                                                                         570,096
            16,400  Lowe's Cos., Inc.                                                                                        343,416
                                                                                                                             913,512
Retail - Consumer Electronics - 0%
             1,600  RadioShack Corp.                                                                                          26,512
Retail - Drug Store - 0%
               800  CVS Caremark Corp.                                                                                        28,592
Retail - Jewelry - 0%
               900  Signet Jewelers, Ltd. *                                                                                   23,697
Retail - Mail Order - 0.1%
             5,200  Williams-Sonoma, Inc.                                                                                    105,196
Retail - Major Department Stores - 0.2%
             3,200  JC Penney Co., Inc.                                                                                      108,000
Retail - Office Supplies - 0.2%
            16,900  Office Depot, Inc. *                                                                                     111,878
Retail - Regional Department Stores - 0.3%
             2,100  Kohl's Corp. *                                                                                           119,805
             5,000  Macy's, Inc.                                                                                              91,450
                                                                                                                             211,255
Retail - Restaurants - 0.1%
            16,800  Wendy's/Arby's Group, Inc.                                                                                79,464
Savings/Loan/Thrifts - 0.4%
             4,700  Hudson City Bancorp, Inc.                                                                                 61,805
            11,100  People's United Financial, Inc.                                                                          172,716
             3,000  TFS Financial Corp.                                                                                       35,700
                                                                                                                             270,221
Semiconductor Components/Integrated Circuits - 0.1%
             1,500  Cypress Semiconductor Corp. *                                                                             15,495
             2,700  Marvell Technology Group, Ltd. *                                                                          43,713
                                                                                                                              59,208
Semiconductor Equipment - 0.5%
            15,900  Applied Materials, Inc.                                                                                  213,060
             2,100  KLA-Tencor Corp.                                                                                          75,306
             2,400  Novellus Systems, Inc. *                                                                                  50,352
                                                                                                                             338,718
Steel - Producers - 0.6%
             2,100  AK Steel Holding Corp.                                                                                    41,433
             4,500  Nucor Corp.                                                                                              211,545
               800  Reliance Steel & Aluminum Co.                                                                             34,048
               500  Schnitzer Steel Industries                                                                                26,625
             4,900  Steel Dynamics, Inc.                                                                                      75,166
               200  United States Steel Corp.                                                                                  8,874
                                                                                                                             397,691
Steel - Specialty - 0.2%
             4,100  Allegheny Technologies, Inc. *                                                                           143,459
Super-Regional Banks - 4.5%
            34,705  Bank of America Corp.                                                                                    587,209
             5,100  Capital One Financial Corp.                                                                              182,223
             7,500  Comerica, Inc.                                                                                           222,525
            13,200  Fifth Third Bancorp                                                                                      133,716
            30,100  Huntington Bancshares, Inc.                                                                              141,771
            30,100  Keycorp                                                                                                  195,650
             8,083  PNC Financial Services Group, Inc.                                                                       392,753
             4,000  SunTrust Banks, Inc.                                                                                      90,200
            19,700  U.S. Bancorp                                                                                             430,642
            27,761  Wells Fargo & Co.                                                                                        782,305
                                                                                                                           3,158,994
Telecommunication Equipment - 0.1%
             1,300  CommScope, Inc. *                                                                                         38,909
             5,400  Tellabs Inc. *                                                                                            37,368
                                                                                                                              76,277
Telecommunication Equipment - Fiber Optics - 0.4%
             1,400  Ciena Corp. *                                                                                             22,792
            11,500  Corning, Inc.                                                                                            176,065
             8,900  JDS Uniphase Corp.*                                                                                       63,279
                                                                                                                             262,136
Telecommunication Services - 0.2%
            10,100  Virgin Media, Inc.                                                                                       140,592
Telephone - Integrated - 6.8%
            99,610  AT&T, Inc.                                                                                             2,690,466
            10,732  CenturyTel, Inc.                                                                                         360,595
            11,100  Frontier Communications Corp.                                                                             83,694
            24,700  Qwest Communications International Inc.                                                                   94,107
            19,000  Sprint Nextel Corp. *                                                                                     75,050
             2,000  Telephone & Data Systems, Inc.                                                                            62,020
            47,444  Verizon Communications, Inc.                                                                           1,436,130
               737  Windstream Corp.                                                                                           7,466
                                                                                                                           4,809,528
Television - 0.1%
             4,200  CBS Corp. - Class B                                                                                       50,610
Theaters - 0%
             2,500  Regal Entertainment Group - Class A                                                                       30,800
Tobacco - 0%
               200  Lorillard, Inc.                                                                                           14,860
               300  Reynolds American, Inc.                                                                                   13,356
                                                                                                                              28,216
Tools - Hand Held - 0.1%
               200  Snap-On, Inc.                                                                                              6,952
               800  Stanley Works                                                                                             34,152
                                                                                                                              41,104
Transportation - Marine - 0.3%
             1,700  Kirby Corp. *                                                                                             62,594
             3,200  Tidewater, Inc.                                                                                          150,688
                                                                                                                             213,282
Transportation - Railroad - 0.6%
             2,700  Burlington Northern Santa Fe Corp.                                                                       215,541
               200  CSX Corp.                                                                                                  8,372
             3,800  Norfolk Southern Corp.                                                                                   163,818
               700  Union Pacific Corp.                                                                                       40,845
                                                                                                                             428,576
Transportation - Services - 0.1%
               800  FedEx Corp.                                                                                               60,176
Water - 0.1%
             3,200  Aqua America, Inc.                                                                                        56,448
Web Portals/Internet Service Providers - 0.1%
             3,800  Yahoo!, Inc. *                                                                                            67,678
Wire and Cable Products - 0.2%
             2,900  General Cable Corp. *                                                                                    113,535
Wireless Equipment - 0.2%
             1,800  Crown Castle International Corp. *                                                                        56,448
            11,700  Motorola, Inc. *                                                                                         100,503
                                                                                                                             156,951
X-Ray Equipment - 0.1%
             3,300  Hologic, Inc. *                                                                                           53,922
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $61,610,299)                                                                                     70,278,762
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.0%
           725,373  Janus Cash Liquidity Fund LLC, 0% (cost $725,373)                                                        725,373
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $62,335,672) - 100%                                                                        $71,004,135
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $    1,370,152              1.9%
Cayman Islands                                         228,516              0.3%
Liberia                                                101,136              0.2%
Netherlands Antilles                                   345,680              0.5%
Panama                                                  73,216              0.1%
United States++                                     68,885,435             97.0%
--------------------------------------------------------------------------------
Total                                           $   71,004,135            100.0%

++Includes Short-Term Securities (96.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income producing security.

Valuation Inputs Summary (as of September 30, 2009)
                                                                        Level 2 - Other             Level 3 -
                                                                        Significant Observable      Significant
                                             Level 1 - Quoted Prices    Inputs                      Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities:

INTECH Risk-Managed Value Fund

Common Stock

All Other                                              $  70,278,762                 $       -                      $ -

Money Market                                                       -                   725,373                        -

Total Investments in Securities                        $  70,278,762                 $ 725,373                      $ -
-----------------------------------------------------------------------------------------------------------------------

Janus Modular Portfolio Construction(R) Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 6.1%
Commodity - 3.8%
             7,095  iShares S&P GSCI Commodity Indexed Trust (ETF)*                                                      $   210,580
Currency - 2.3%
             4,400  WisdomTree Dreyfus Japanese Yen Fund (ETF)                                                               128,009
------------------------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Funds (cost $341,397)                                                                                  338,589
------------------------------------------------------------------------------------------------------------------------------------

Mutual Funds(1) - 89.5%
Equity Funds - 59.1%
            12,750  INTECH Risk-Managed Growth Fund - Class I Shares                                                         131,195
            20,129  INTECH Risk-Managed International Fund - Class I Shares                                                  141,506
            17,612  INTECH Risk-Managed Value Fund - Class I Shares                                                          141,069
            17,264  Janus Contrarian Fund - Class I Shares                                                                   216,839
            14,523  Janus Forty Fund - Class I Shares                                                                        444,536
               902  Janus Fund - Class I Shares                                                                               22,167
            11,579  Janus Global Life Sciences Fund - Class I Shares                                                         236,330
             7,982  Janus Global Real Estate Fund - Class I Shares                                                            59,947
            29,344  Janus International Equity Fund - Class I Shares                                                         283,761
            50,725  Janus Orion Fund - Class I Shares                                                                        474,781
            11,482  Janus Overseas Fund - Class I Shares                                                                     470,980
            10,682  Janus Research Core Fund - Class I Shares                                                                197,298
             4,834  Janus Research Fund - Class I Shares                                                                     112,048
            16,331  Janus Triton Fund - Class I Shares                                                                       195,158
             7,055  Perkins Mid Cap Value Fund - Class I Shares                                                              134,670
                                                                                                                           3,262,285
Fixed-Income Funds - 30.4%
           150,535  Janus Flexible Bond Fund - Class I Shares                                                              1,562,556
            14,060  Janus High-Yield Fund - Class I Shares                                                                   115,857
                                                                                                                           1,678,413
------------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (cost $4,326,116)                                                                                       4,940,698
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.4%
           239,259  Janus Cash Liquidity Fund LLC, 0% (cost $239,259)                                                        239,259
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,906,772) - 100%                                                                         $ 5,518,546
------------------------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

ETF   Exchange-Traded Fund

*     Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                                                        Level 2 - Other
                                                 Level 1 - Quoted       Significant Observable     Level 3 - Significant
                                                 Prices                 Inputs                     Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Modular Portfolio Construction(R) Fund

Exchange-Traded Funds                                    $338,589                    $       -                     $ -

Mutual Funds

Equity Funds                                                    -                     3,262,285                       -

Fixed-Income Funds                                              -                     1,678,413                       -

Money Market                                                    -                       239,259                       -

Total Investments in Securities                          $338,589                    $5,179,957                     $ -
------------------------------------------------------------------------------------------------------------------------

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 77.0%
Aerospace and Defense - Equipment - 1.4%
             9,570  United Technologies Corp. **                                                                         $   583,100
Apparel Manufacturers - 0.5%
             3,000  VF Corp.                                                                                                 217,290
Applications Software - 1.2%
            19,000  Microsoft Corp.                                                                                          491,910
Beverages - Non-Alcoholic - 1.1%
             4,180  Coca-Cola Co.                                                                                            224,466
             4,445  PepsiCo, Inc.                                                                                            260,744
                                                                                                                             485,210
Brewery - 0.3%
             2,400  Molson Coors Brewing Co. - Class B                                                                       116,832
Cable Television - 1.0%
            26,000  Comcast Corp. - Class A                                                                                  439,140
Cellular Telecommunications - 0.5%
            10,035  Vodafone Group PLC                                                                                       225,788
Chemicals - Specialty - 0.4%
             2,345  Lubrizol Corp.                                                                                           167,574
Commercial Banks - 1.8%
            13,540  BB&T Corp.                                                                                               368,830
             6,845  HSBC Holdings PLC                                                                                        392,560
                                                                                                                             761,390
Computer Services - 0.9%
             9,800  Accenture, Ltd. - Class A (U.S. Shares)                                                                  365,246
Computers - 1.5%
             7,705  Hewlett-Packard Co.                                                                                      363,753
             2,440  International Business Machines Corp.                                                                    291,848
                                                                                                                             655,601
Computers - Memory Devices - 1.0%
            23,925  EMC Corp.*                                                                                               407,682
Consumer Products - Miscellaneous - 0.7%
             5,000  Kimberly-Clark Corp.                                                                                     294,900
Cosmetics and Toiletries - 1.1%
             7,900  Procter & Gamble Co.                                                                                     457,568
Diversified Operations - 3.1%
             4,000  3M Co.                                                                                                   295,200
            40,000  General Electric Co. **                                                                                  656,800
            10,220  Tyco International, Ltd. (U.S. Shares)                                                                   352,386
                                                                                                                           1,304,386
Electric - Integrated - 0.7%
             3,800  Entergy Corp.                                                                                            303,468
Electric Products - Miscellaneous - 0.3%
             3,300  Emerson Electric Co.                                                                                     132,264
Electronic Components - Semiconductors - 0.7%
            15,445  Intel Corp.                                                                                              302,259
Engineering - Research and Development Services - 0.5%
             4,700  URS Corp.*                                                                                               205,155
Entertainment Software - 0.7%
            12,950  Activision Blizzard, Inc.*                                                                               160,451
             6,200  Electronic Arts, Inc.*                                                                                   118,110
                                                                                                                             278,561
Fiduciary Banks - 0.4%
             3,000  Northern Trust Corp.                                                                                     174,480
Finance - Investment Bankers/Brokers - 1.4%
               905  Goldman Sachs Group, Inc.                                                                                166,837
             9,435  JPMorgan Chase & Co.                                                                                     413,441
                                                                                                                             580,278
Food - Miscellaneous/Diversified - 2.4%
             5,000  General Mills, Inc.                                                                                      321,900
             6,100  Kellogg Co.                                                                                              300,303
             4,650  Kraft Foods, Inc. - Class A                                                                              122,156
             9,900  Unilever PLC (ADR)                                                                                       283,932
                                                                                                                           1,028,291
Food - Retail - 1.5%
            21,500  Kroger Co.                                                                                               443,760
             8,700  Safeway, Inc.                                                                                            171,564
                                                                                                                             615,324
Forestry - 0.3%
             3,500  Weyerhaeuser Co.                                                                                         128,275
Gold Mining - 1.0%
            10,635  Goldcorp, Inc. (U.S. Shares)                                                                             429,335
Industrial Gases - 0.4%
             2,000  Air Products & Chemicals, Inc.                                                                           155,160
Instruments - Scientific - 1.2%
            11,390  Thermo Fisher Scientific, Inc.*                                                                          497,401
Insurance Brokers - 0.8%
             8,575  AON Corp.                                                                                                348,917
Internet Infrastructure Software - 0.4%
             9,000  Akamai Technologies, Inc.*                                                                               177,120
Internet Security - 0.9%
            22,000  Symantec Corp.*                                                                                          362,340
Investment Management and Advisory Services - 0.3%
             6,500  INVESCO, Ltd.                                                                                            147,940
Machinery - Farm - 0.4%
             3,600  Deere & Co.                                                                                              154,512
Medical - Biomedical and Genetic - 0.5%
             1,500  Amgen, Inc.*                                                                                              90,345
             2,250  Genzyme Corp.*                                                                                           127,643
                                                                                                                             217,988
Medical - Drugs - 3.2%
             9,000  Abbott Laboratories                                                                                      445,230
             7,675  Eli Lilly & Co.                                                                                          253,505
             5,400  Novartis A.G.                                                                                            272,052
            23,985  Pfizer, Inc.                                                                                             396,952
                                                                                                                           1,367,739
Medical - Wholesale Drug Distributors - 0.3%
             2,005  McKesson Corp.                                                                                           119,398
Medical Instruments - 1.1%
             5,200  Medtronic, Inc.                                                                                          191,360
             6,515  St. Jude Medical, Inc.*                                                                                  254,150
                                                                                                                             445,510
Medical Labs and Testing Services - 0.6%
             3,750  Laboratory Corp. of America Holdings*                                                                    246,375
Medical Products - 3.4%
             5,400  Becton, Dickinson and Co.                                                                                376,650
             8,110  Covidien PLC (U.S. Shares)                                                                               350,839
             7,095  Johnson & Johnson                                                                                        432,014
             5,500  Zimmer Holdings, Inc.*                                                                                   293,975
                                                                                                                           1,453,478
Metal - Copper - 0.5%
             2,800  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                          192,108
Multi-Line Insurance - 1.8%
            18,400  Allstate Corp. **                                                                                        563,408
            15,450  Old Republic International Corp.                                                                         188,181
                                                                                                                             751,589
Multimedia - 2.0%
            16,100  News Corp. - Class A                                                                                     193,039
             5,815  Time Warner, Inc.                                                                                        167,356
             8,795  Viacom, Inc. - Class B*                                                                                  246,612
             9,250  Walt Disney Co.                                                                                          254,005
                                                                                                                             861,012
Networking Products - 1.1%
            19,500  Cisco Systems, Inc.*                                                                                     459,030
Non-Hazardous Waste Disposal - 0.3%
             4,205  Republic Services, Inc.                                                                                  111,727
Oil - Field Services - 0.5%
             3,230  Schlumberger, Ltd. (U.S. Shares)                                                                         192,508
Oil and Gas Drilling - 0.5%
             2,295  Transocean, Ltd. (U.S. Shares)*                                                                          196,291
Oil Companies - Exploration and Production - 6.2%
             6,000  Anadarko Petroleum Corp.                                                                                 376,380
             2,185  Apache Corp.                                                                                             200,649
             5,500  Devon Energy Corp.                                                                                       370,315
             8,885  EnCana Corp. (U.S. Shares) **                                                                            511,864
             3,000  EQT Corp.                                                                                                127,800
             8,000  Forest Oil Corp.*                                                                                        156,560
             8,100  Noble Energy, Inc.                                                                                       534,275
             4,500  Questar Corp.                                                                                            169,020
             3,400  Ultra Petroleum Corp. (U.S. Shares)*                                                                     166,464
                                                                                                                           2,613,327
Oil Companies - Integrated - 3.2%
            12,450  Exxon Mobil Corp. **                                                                                     854,195
             8,900  Hess Corp.                                                                                               475,794
                                                                                                                           1,329,989
Oil Field Machinery and Equipment - 0.4%
             3,500  National Oilwell Varco, Inc.*                                                                            150,955
Pipelines - 1.0%
             4,800  Kinder Morgan Energy Partners L.P.                                                                       259,296
             3,600  Plains All American Pipeline L.P.                                                                        166,644
                                                                                                                             425,940
Property and Casualty Insurance - 1.0%
             8,700  Chubb Corp.                                                                                              438,567
Reinsurance - 2.1%
               173  Berkshire Hathaway, Inc. - Class B*, **                                                                  574,879
             3,370  Everest Re Group, Ltd.                                                                                   295,549
                                                                                                                             870,428
REIT - Apartments - 0.3%
             4,000  Equity Residential                                                                                       122,800
REIT - Regional Malls - 0.4%
             2,696  Simon Property Group, Inc.                                                                               187,183
REIT - Storage - 0.4%
             2,013  Public Storage                                                                                           151,458
Retail - Apparel and Shoe - 0.2%
             4,699  Gap, Inc.                                                                                                100,559
Retail - Discount - 1.0%
             8,900  Wal-Mart Stores, Inc.                                                                                    436,901
Retail - Drug Store - 0.7%
             8,020  CVS Caremark Corp.                                                                                       286,635
Retail - Restaurants - 0.3%
             2,600  McDonald's Corp.                                                                                         148,382
Savings/Loan/Thrifts - 0.8%
            22,000  People's United Financial, Inc.                                                                          342,320
Schools - 0.3%
             2,000  Apollo Group, Inc. - Class A*                                                                            147,340
Semiconductor Equipment - 0.8%
            25,700  Applied Materials, Inc.                                                                                  344,380
Super-Regional Banks - 3.8%
            31,500  Bank of America Corp. **                                                                                 532,979
             5,500  PNC Financial Services Group, Inc.                                                                       267,245
             4,900  SunTrust Banks, Inc.                                                                                     110,495
            17,700  U.S. Bancorp                                                                                             386,922
            10,500  Wells Fargo & Co.                                                                                        295,890
                                                                                                                           1,593,531
Telephone - Integrated - 4.9%
            41,395  AT&T, Inc. **                                                                                          1,118,078
             5,100  CenturyTel, Inc.                                                                                         171,360
            25,500  Verizon Communications, Inc. **                                                                          771,885
                                                                                                                           2,061,323
Tobacco - 0.2%
             1,820  Philip Morris International, Inc.                                                                         88,707
Tools - Hand Held - 0.6%
             7,500  Snap-On, Inc.                                                                                            260,700
Transportation - Railroad - 1.1%
             6,000  Kansas City Southern*                                                                                    158,940
             3,500  Norfolk Southern Corp.                                                                                   150,885
             2,500  Union Pacific Corp.                                                                                      145,875
                                                                                                                             455,700
Wireless Equipment - 0.4%
            11,360  Nokia OYJ                                                                                                166,083
X-Ray Equipment - 0.3%
             8,000  Hologic, Inc.*                                                                                           130,720
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $27,863,145)                                                                                     32,463,378
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 23.0%
   $     9,700,000  RBC Capital Markets, 0.0700%
                    dated 9/30/09, maturing 10/1/09
                    to be repurchased at $9,700,019
                    collateralized by $14,785,443
                    in U.S. Government Agencies
                    0.4462% - 9.5000%, 6/25/18 - 8/20/39
                    with a value of $9,894,000
                    (cost $9,700,000)                                                                                      9,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $37,563,145) - 100%                                                                        $42,163,378
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $      443,489              1.1%
Canada                                               1,107,664              2.6%
Finland                                                166,083              0.4%
Ireland                                                716,085              1.7%
Netherlands Antilles                                   192,508              0.5%
Switzerland                                            820,729              1.9%
United Kingdom                                         902,280              2.1%
United States++                                     37,814,540             89.7%
--------------------------------------------------------------------------------
Total                                           $   42,163,378            100.0%

++    Includes Short-Term Securities (66.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of September 30, 2009.

See Significant Accounting Policies for more information.

Valuation Inputs Summary as of September 30, 2009
                                                                 Level 2 - Other
                                          Level 1 - Quoted         Significant      Level 3 - Significant
                                               Prices           Observable Inputs    Unobservable Inputs
---------------------------------------------------------------------------------------------------------
Investments in Securities:

Perkins Large Cap Value Fund

Common Stock

Cellular Telecommunications               $              -      $         225,788      $                -

Commercial Banks                                   368,830                392,560                       -

Food - Miscellaneous/Diversified                   744,359                283,932                       -

Medical - Drugs                                  1,095,687                272,052                       -

Wireless Equipment                                       -                166,083                       -

All Other                                       28,914,087                      -                       -

Repurchase Agreements                                    -              9,700,000                       -

Total Investment in Securities            $      31,122,963     $      11,040,415      $                -

---------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Large Cap Value Fund                                     $     5,454,702
--------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Modular Portfolio Construction(R) Fund, and Perkins Large Cap Value Fund (collectively the "Funds" and individually a "Fund"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. On August 1, 2009, the Funds changed their fiscal year end from July 31 to June 30. Accordingly the Significant Accounting Policies include information for the two-month period from August 1, 2009 to September 30, 2009. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Each Fund in this report is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Equity-Linked Structured Notes

The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers, is the fair value of the contract. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

Additional Investment Risk

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, an underlying fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The underlying fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the underlying funds generally invests are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The underlying funds utilize an independent third party to value individual bank loans on a daily basis.

Borrowing

An underlying fund of the Janus Modular Portfolio Construction(R) Fund, Janus Long/Short Fund, may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the underlying fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. The underlying fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the underlying fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by the underlying fund involves special risk considerations that may not be associated with other funds that may only borrow for temporary or emergency purposes. Because substantially all of the underlying fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the underlying fund's agreement with its lender, the NAV per share of the underlying fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the underlying fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the underlying fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the underlying fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the underlying fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more money market funds, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. An underlying fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The underlying funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact an underlying fund's yield and an underlying fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in the underlying funds having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing an underlying fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, an underlying fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The underlying fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the underlying fund.

The underlying funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the underlying funds, maintained in a segregated account. To the extent that the underlying fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the underlying fund is required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Janus funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Certain underlying funds of Janus Modular Portfolio Construction(R) Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund and INTECH Risk-Managed Value Fund, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Affiliated Fund of Funds Transactions

Janus Modular Portfolio Construction(R) Fund may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the two-month period ended September 30, 2009, the following Funds had the following affiliated purchases and sales:

                                                   Purchases                  Sales
                                                                                                                           Value
                                                                                                 Realized     Dividend       at
                                               Shares      Cost          Shares      Cost        Gain/Loss     Income     9/30/09
----------------------------------------------------------------------------------------------------------------------------------
Janus Modular Portfolio
Construction(R) Fund
INTECH Risk-Managed Growth Fund -
  Class I Shares                                2,451    $  24,623          (71)   $    (710)           1    $      --   $  23,913
INTECH Risk-Managed International
  Fund - Class I Shares                         3,745       25,649         (108)        (745)          (5)          --      24,904
INTECH Risk-Managed Value Fund -
  Class I Shares                                3,284       25,649          (94)        (738)           2           --      24,911
Janus Contrarian Fund -
  Class I Shares                                3,165       38,987          (91)      (1,129)          (3)          --      37,858
Janus Flexible Bond Fund -
  Class I Shares                               30,059      308,595         (840)      (8,347)         272       10,073     300,248
Janus Forty Fund - Class I Shares               2,789       84,129          (80)      (2,762)        (333)          --      81,367
Janus Global Life Sciences Fund -
  Class I Shares                                2,255       45,142          (65)      (1,307)          (4)          --      43,835
Janus Global Real Estate Fund -
  Class I Shares                                1,405       10,260          (40)        (296)          --           --       9,964
Janus High-Yield Fund -
  Class I Shares                                2,849       23,102          (77)        (623)          (1)       1,562      22,479
Janus International Equity Fund -
  Class I Shares                                5,511       52,324         (160)      (1,526)         (15)          --      50,798
Janus Fund - Class I Shares                       172        4,104           (5)        (119)          --           --       3,985
Janus Orion Fund - Class I Shares               9,427       84,129         (272)      (2,790)        (360)          --      81,339
Janus Overseas Fund - Class I Shares            2,124       84,129          (61)      (2,816)        (387)          --      81,313
Janus Research Core Fund -
  Class I Shares                                2,011       35,909          (58)      (1,036)           1           --      34,873
Janus Research Fund - Class I Shares              914       20,519          (26)        (591)           1           --      19,928
Janus Triton Fund - Class I Shares              3,088       35,909          (89)      (1,033)           3           --      34,876
Perkins Mid Cap Value Fund - Class I Shares     1,321       24,623          (38)        (709)           2           --      23,914
----------------------------------------------------------------------------------------------------------------------------------
                                                         $ 927,782                 $ (27,277)   $    (826)   $  11,635   $ 900,505
----------------------------------------------------------------------------------------------------------------------------------

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2009 are noted below.

-----------------------------------------------------------------------------------------------------------
              Fund                           Federal Tax Cost   Unrealized     Unrealized         Net
                                                               Appreciation  (Depreciation)  Appreciation/
                                                                                             (Depreciation)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund              $    778,174,046 $   90,871,464 $  (12,364,971) $  856,680,539
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International  Fund             7,240,470      1,253,986       (234,036)      1,019,950
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund                     65,081,143      8,478,091     (2,555,099)      5,922,992
-----------------------------------------------------------------------------------------------------------
Janus Modular Portfolio Construction(R) Fund        5,078,802        450,658        (10,914)        439,744
-----------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund                       37,649,937      4,730,834       (217,393)      4,513,441
-----------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

During the two-month period ended September 30, 2009, the Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                          Purchases          Sales         Dividend        Value
                                         Shares/Cost      Shares/Cost       Income       at 9/30/09
----------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Growth Fund          $ 18,186,009    $(18,186,009)   $        729   $          -
INTECH Risk-Managed International Fund        260,028        (210,000)             23         52,057
INTECH Risk-Managed Value Fund              1,612,241      (1,471,000)            248        725,373
Janus Modular Portfolio
Construction(R) Fund                          283,069        (281,000)             65          2,069
----------------------------------------------------------------------------------------------------
                                         $ 20,341,347    $(19,586,009)   $      1,065   $    779,499
----------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2009 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends Fair Value Measurements by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Notes to the Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

New Accounting Pronouncements

In accordance with FASB guidance, the Funds adopted the provisions of the "Disclosures about Derivative Instruments and Hedging Activities", which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Subsequent Events

In May 2009, in accordance with FASB guidance, the Funds adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 19, 2009 and determined that there were no material events or transactions that would require recognition or disclosure in this filing.

------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: November 25, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 25, 2009